AS FILED WITH THE SECURITIES

AND EXCHANGE COMMISSION

ON 04/17/2018

FILE NOS: 811-08228

33-73248

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. and	[83]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X ]
Amendment No.	[84]

(Check appropriate box or boxes.)

THE TIMOTHY PLAN

(Exact name of Registrant as Specified in Charter)

1055 MAITLAND CENTER COMMONS

MAITLAND, FL 32751

(Address of Principal Executive Office)

407-644-1986

(Registrant’s Telephone Number, including Area Code:)

ARTHUR D. ALLY, 1055 MAITLAND CENTER COMMONS

MAITLAND, FL 32751

(Name and Address of Agent for Service)

Please send copy of communications to:

DAVID D. JONES, ESQUIRE20770 Hwy 281 N., Suite 108-619

San Antonio, TX 78258

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

/X/   immediately upon filing pursuant to paragraph (b)

/  /    on (date) pursuant to paragraph (b)

/  /    60 days after filing pursuant to paragraph (a)(1)

/  /    on (date),pursuant to paragraph (a)(3)

/  /    75 days after filing pursuant to paragraph (a)(2)

/  /    on ___________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/    /    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

A Rule 24f-2 Notice for the Trust’s fiscal year ended September 30, 2017 was filed on December 12, 2017

PROSPECTUS

April 30, 2018

TIMOTHY PLAN VARIABLE SERIES

Strategic Growth Portfolio

Conservative Growth Portfolio

PORTFOLIO SERIES: THIS PROSPECTUS OFFERS PORTFOLIO SHARES ONLY.

THE PORTFOLIOS ARE DISTRIBUTED THROUGH: Timothy Partners, Ltd., 1055 Maitland Center Commons, Maitland, Florida 32751

The Timothy Plan Strategic Growth Portfolio Variable Series (“Strategic Growth Portfolio”) and the Timothy Plan Conservative Growth Portfolio Variable Series (“Conservative Growth Portfolio”) (each a “Portfolio” and, collectively, the “Portfolios”) are offered only to separate accounts (the “Separate Accounts”) established by various insurance companies (collectively, the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Portfolios are intended to serve as investment vehicles for variable life insurance, variable annuity and group annuity products of Insurance Companies or for Qualified Plans. The general public may not directly purchase shares of the Portfolios.

The Portfolios invest in the Timothy Plan Traditional Funds. The Timothy Plan believes that it has a responsibility to invest in a moral and ethical manner. Accordingly, none of the Traditional Funds invest in any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles. Securities issued by companies engaged in these prohibited activities are excluded from the Portfolios’ portfolios and are referred to throughout this Prospectus as “Excluded Securities.” Under a zero-tolerance policy, Excluded Securities will not be purchased by any of our Traditional Funds. Timothy Partners, Ltd. (“TPL”) is investment advisor to the Traditional Funds and to the Portfolios, and is responsible for determining those securities that are Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but nevertheless could be found offensive to basic, traditional Judeo-Christian values. Further, if a company whose securities are being held by one of our Traditional Funds is discovered to have changed its policies and is engaging in a prohibited practice, that security will be sold as soon as is reasonably practicable.

Because none of our Traditional Funds will invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, each Fund’s pool of eligible investments may be limited to a certain degree. Although TPL believes that the Portfolios can achieve their investment objectives within the parameters of ethical investing, eliminating Excluded Securities as investments in the Traditional Funds may have an adverse effect on a Portfolio’s performance and ongoing expenses.

THE PORTFOLIOS ARE DISTRIBUTED THROUGH:

Timothy Partners, Ltd., 1055 Maitland Center Commons, Maitland, Florida 32751

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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PORTFOLIO SUMMARY

TIMOTHY PLAN VARIABLE SERIES

Strategic Growth Portfolio

The investment objective of the Portfolio is to generate medium to high levels of long-term capital growth.

FEES AND EXPENSES

Investors using a Portfolio to fund a Separate Account will pay certain fees and expenses in connection with the Portfolio, which are estimated in the table below. Each Portfolio pays annual operating expenses from its assets, so their effect is included in the Portfolio’s share price. These figures do not reflect any fees or charges imposed by any Insurance Company or Qualified Plan. Separate Account Owners and Plan Participants should refer to the Insurance Company’s prospectus or plan document, as applicable, for information on those fees or charges.

Annual Portfolio Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fee (2)	0.10%
Distribution/Service (12b-1 Fees)	0.00%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	0.33%
Acquired Funds’ Fees and Expenses (3)	1.48%
Total Annual Portfolio Operating Expenses (1)	1.91%

(1)	The annual operating expenses of the Portfolio as shown in the table above are as of the Portfolio’s fiscal year ended December 31, 2017.
(2)	Management Fees are 0.10% of the average daily net assets of the Portfolio which is paid to the Portfolio’s Advisor, Timothy Partners. Ltd.
(3)	Fees and expenses of Acquired Funds represent the pro rata expense indirectly incurred by the Portfolio as a result of investing in the Timothy Plan Traditional Funds that have their own expenses. The fees and expenses are not used to calculate the Portfolio’s net asset values and do not correlate to the ratio of Expenses to Average Net Assets found in the Financial Highlights sections of this prospectus.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not reflect any insurance product fees or any additional expenses that participants in a qualified plan may bear relating to the operations of their plan. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Time Period	Amount
1 Year	$194
3 Years	$600
5 Years	$1,032
10 Years	$2,233

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recent fiscal year, the Portfolio’s portfolio turnover rate was 33% of the average value of its portfolio.

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PRINCIPAL INVESTMENT STRATEGIES

The Strategic Growth Portfolio normally will invest at least 75% of its assets in the following Timothy Funds according to the following approximate range of percentages:

Timothy Plan Traditional Fund	% of Fund’s Net Assets Invested in Traditional Fund
Small Cap Value Fund	2 - 10%
Large/Mid Cap Value Fund	10 - 20%
Large/Mid Cap Growth Fund	10 - 20%
Aggressive Growth Fund	2 - 10%
High Yield Bond Fund	0 - 15%
Fixed Income Fund	0 - 5%
International Fund	10 - 30%
Israel Common Values Fund	0 - 10%
Emerging Markets Fund	0 - 10%
Defensive Strategies Fund	10 - 30%
Growth & Income Fund	5 - 20%

Timothy Partners, Ltd. (“TPL”) will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market. On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund. The Advisor also will reallocate the Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

PRINCIPAL RISKS

1.	General Risk | As with most other mutual funds, you can lose money by investing in the Strategic Growth Portfolio. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Portfolio Risk | The Portfolio is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Portfolio invests:

◾

Commodities-based Exchange Traded Funds Risk:  Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in underlying funds holding Commodity ETFs, the Portfolio assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the risks include missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible an underlying Fund’s entire ETF investment could be lost. Also, ETF’s have expenses associated with them, and although indirect, these expenses may cause the Portfolio’s return to be lower.

◾

Country-Specific Risk:   One underlying fund invests in Israeli securities, and Israel is subject to unique political and economic risks. As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Portfolio’s investments in a foreign country.

◾

Credit Risk:   If investment grade bonds are downgraded in credit rating or go into default, the result could be a loss of value, and the Portfolio could lose money. The degree of risk for a particular security may or may not be reflected in its credit rating. Bonds that are unrated, or rated BBB by Standard & Poor’s at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities. High yield securities (“junk” bonds) are subject to greater risk of loss than investment grade securities. Unrated bonds or bonds rated BB or lower by Standard & Poor’s at the time of purchase (“junk” bonds) are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

◾

Currency Risk:  Securities represented by ADRs are foreign stocks denominated in non-U.S. currency, and there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities. For securities that are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities.

◾

Emerging Market Risk:  Investments in the securities of emerging countries may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies and investments in a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect investments in emerging foreign countries.

◾

Equity Market Risk:  Overall, stock market risks may affect the value of the Portfolio. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Portfolio’s investments goes down, your investment in the Portfolio decreases in value and you could lose money.

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Exchange Traded Fund Risk:  An ETF may trade at a discount to its net asset value. Investors indirectly bear fees and expenses charged by the underlying ETFs in addition to the Portfolio’s direct fees and expenses. There are also brokerage costs incurred when purchasing ETFs. In addition, losses of the underlying ETF and the level of risk arising from the investment practices of an underlying ETF may impact returns.

◾

Excluded Security Risk:  Because the underlying Funds do not invest in Excluded Securities (including certain REITs) , and will divest themselves of securities that are subsequently discovered to be ineligible, the Portfolio may be riskier than similar funds that invest in underlying funds that invest in broader arrays of securities.

◾

Fixed Income Risk:  Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of fixed income securities decrease. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements. Such defaults could result in losses to the Portfolio.

◾

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments and may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Underlying Funds owning foreign securities could cause the Portfolio’s performance to fluctuate more than if it held only U.S. securities.

◾

Growth Risk:  Some underlying Funds invest in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

◾

High Portfolio Turnover Risk:  Higher portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance.

◾

High Yield Security Risk:  Investments in fixed-income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect an underlying Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

◾

Interest Rate Risk:  When interest rates rise, bond prices fall; the higher an underlying Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the underlying Fund is to interest rate risk.

◾

Investing In Other Funds Risk:  The Portfolio invests in the securities of other investment companies. To the extent that the Portfolio invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Portfolio’s return to be lower.

◾

Issuer-Specific Risk:  The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

◾

Larger Company Investing Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

◾

Management Risk:  An Advisor’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which an underlying Fund invests may prove to be incorrect. The Portfolio may experience losses regardless of the overall performance of the market.

◾

Mid-Sized Company Investing Risk:  Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if an underlying Fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

◾

Municipal Securities Risk:  The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. An underlying Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or

5	Page

imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

◾

Non-Diversification Risk:  Because the underlying Funds may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on a Fund than if the Portfolio’s investments were more widely distributed.

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Real Estate Investment Trust Risk:  To the extent underlying Funds invest in real estate investment trusts, the Portfolio is subject to risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by underlying Funds, the more sensitive the Portfolio is to interest rate risks. The underlying Funds are also subject to credit risk; the Portfolio could lose money if mortgagors default on mortgages held in the REITs.

◾	Sector Risk: If certain industry sectors or types of securities don’t perform as well as the managers of the underlying Funds expect, the Portfolio’s performance could suffer.

◾

Small Cap Company Risk:  Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

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Sovereign Debt Risk:  The underlying Funds may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Portfolio may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the underlying Funds’ net asset values, may be more volatile than prices of U.S. debt obligations.

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Stock Market Risk:  The Portfolio is predominately an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

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Treasury-Inflation Protected Securities Risk:  Because the real rate of return offered by TIPS, which represents the growth of purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields.

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Value Investing Risk:  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

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Precious Metals Risk:  The Fund’s gold and silver may be subject to loss, damage, theft, or restriction on access, and the Fund’s recovery may be limited, even in the event of fraud, to the market value of the metals at the time the fraud is discovered. International crises may motivate large-scale sales of precious metals which could decrease their prices and adversely affect the value of the Shares. The price of metals may also be adversely affected by the sale of gold or silver by ETFs or other exchange traded vehicles tracking the precious metals markets. In the event of the insolvency of the Custodian, a liquidator may seek to freeze access to the metals held in all of the accounts held by the Custodian, including the Fund’s Allocated Account. Although the Fund would retain legal title to the allocated gold and silver bars, the Fund could incur expenses in connection with obtaining control of the allocated gold or silver, and the assertion of a claim by such liquidator for unpaid fees could delay redemptions.

Page	6

PAST PERFORMANCE

Although past performance of the Portfolio is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Portfolio because it demonstrates how the Portfolio’s returns have varied over time. The bar chart shows changes in the Portfolio’s returns for the last ten years. The performance table shows how the Portfolio’s average annual total returns compare over time to the returns of a broad-based securities market index. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Portfolio may pay.

Year-by-year Annual Total Returns for Portfolio Shares

(for calendar years ending on December 31)

Best Quarter	Worst Quarter

Jun-09	Dec-08
16.67%	-24.48%

Average Annual Total Returns

(for periods ending on December 31, 2017)

Strategic Growth Portfolio
	1 Year	5 Year	10 Year
Return before taxes	12.12%	6.45%	2.85%
Return after taxes on distributions	11.94%	5.34%	1.31%
Return after taxes on distributions and sale of shares	6.86%	4.77%	1.49%
DJ Global Moderately Aggressive Portfolio Index (1) (reflects no deduction for fees, expenses or taxes)	19.08%	10.30%	6.37%

(1)	The DJ Global Moderately Aggressive Portfolio Index is a widely recognized measure of portfolios with similar levels of risk. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

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PORTFOLIO SUMMARY

TIMOTHY PLAN VARIABLE SERIES

Conservative Growth Portfolio

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is to generate moderate levels of long-term capital growth.

FEES AND EXPENSES

Investors using a Portfolio to fund a Separate Account will pay certain fees and expenses in connection with the Portfolio, which are estimated in the table below. Each Portfolio pays annual operating expenses from its assets, so their effect is included in the Portfolio’s share price. These figures do not reflect any fees or charges imposed by any Insurance Company or Qualified Plan. Separate Account Owners and Plan Participants should refer to the Insurance Company’s prospectus or plan document, as applicable, for information on those fees or charges.

Annual Portfolio Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fee (2)	0.10%
Distribution/Service (12b-1 Fees)	0.00%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	0.32%
Acquired Funds’ Fees and Expenses (3)	1.36%
Total Annual Portfolio Operating Expenses (1)	1.78%

(1)	The annual operating expenses of the Portfolio as shown in the table above are as of the Portfolio’s fiscal year ended December 31, 2017.
(2)	Management Fees are 0.10% of the average daily net assets of the Portfolio which is paid to the Portfolio’s Advisor, Timothy Partners, Ltd.
(3)	Fees and expenses of Acquired Funds represent the pro rata expense indirectly incurred by the Portfolio as a result of investing in the Timothy Plan Traditional Funds that have their own expenses. The fees and expenses are not used to calculate the Portfolio’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the Financial Highlights sections of this prospectus.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not reflect any insurance product fees or any additional expenses that participants in a qualified plan may bear relating to the operations of their plan. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Time Period	Amount
1 Year	$181
3 Years	$560
5 Years	$964
10 Years	$2,095

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recent fiscal year, the Portfolio’s portfolio turnover rate was 23% of the average value of its portfolio.

Page	8

PRINCIPAL INVESTMENT STRATEGIES

The Conservative Growth Portfolio normally will invest at least 75% of its total assets in the following Timothy Funds according to the following approximate range of percentages:

Timothy Plan Traditional Fund	% of Fund’s Net Assets Invested in Traditional Fund
Small Cap Value Fund	2 - 7%
Large/Mid Cap Value Fund	5 - 15%
Large/Mid Cap Growth Fund	5 - 15%
Aggressive Growth Fund	2 - 7%
High Yield Bond Fund	0 - 15%
Fixed Income Fund	20 - 60%
International Fund	0 - 25%
Israel Common Values Fund	0 - 10%
Emerging Markets Fund	0 - 10%
Defensive Strategies Fund	10 - 30%
Growth & Income Fund	5 - 20%

Timothy Partners, Ltd. (“TPL”) will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market. On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund. The Advisor also will reallocate the Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

PRINCIPAL RISKS

1.	General Risk | As with most other mutual funds, you can lose money by investing in the Conservative Growth Portfolio. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Portfolio Risk | The Portfolio is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Portfolio invests:

◾

Commodities-based Exchange Traded Funds Risk:  Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in underlying funds holding Commodity ETFs, the Portfolio assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the risks include missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible an underlying Fund’s entire ETF investment could be lost. Also, ETF’s have expenses associated with them, and although indirect, these expenses may cause the Portfolio’s return to be lower.

◾

Country-Specific Risk:  One underlying fund invests in Israeli securities, and Israel is subject to unique political and economic risks. As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Portfolio’s investments in a foreign country.

◾

Credit Risk:  If investment grade bonds are downgraded in credit rating or go into default, the result could be a loss of value, and the Portfolio could lose money. The degree of risk for a particular security may or may not be reflected in its credit rating. Bonds that are unrated, or rated BBB by Standard & Poor’s at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities. High yield securities (“junk” bonds) are subject to greater risk of loss than investment grade securities. Unrated bonds or bonds rated BB or lower by Standard & Poor’s at the time of purchase (“junk” bonds) are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

◾

Currency Risk:  Securities represented by ADRs are foreign stocks denominated in non-U.S. currency, and there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities. For securities that are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities.

◾

Emerging Market Risk:  Investments in the securities of emerging countries may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies and investments in a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect investments in emerging foreign countries.

◾

Equity Market Risk:  Overall, stock market risks may affect the value of the Portfolio. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Portfolio’s investments goes down, your investment in the Portfolio decreases in value and you could lose money.

9	Page

◾

Exchange Traded Fund Risk:  An ETF may trade at a discount to its net asset value. Investors indirectly bear fees and expenses charged by the underlying ETFs in addition to the Portfolio’s direct fees and expenses. There are also brokerage costs incurred when purchasing ETFs. In addition, losses of the underlying ETF and the level of risk arising from the investment practices of an underlying ETF may impact returns.

◾

Excluded Security Risk:  Because the underlying Funds do not invest in Excluded Securities (including certain REITs) , and will divest themselves of securities that are subsequently discovered to be ineligible, the Portfolio may be riskier than similar funds that invest in underlying funds that invest in broader arrays of securities.

◾

Fixed Income Risk:  Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of fixed income securities decrease. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements. Such defaults could result in losses to the Portfolio.

◾

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments and may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Underlying Funds owning foreign securities could cause the Portfolio’s performance to fluctuate more than if it held only U.S. securities.

◾

Growth Risk:  Some underlying Funds invest in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

◾

High Portfolio Turnover Risk:  Higher portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance.

◾

High Yield Security Risk:  Investments in fixed-income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect an underlying Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

◾

Interest Rate Risk:  When interest rates rise, bond prices fall; the higher an underlying Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the underlying Fund is to interest rate risk.

◾

Investing In Other Funds Risk:  The Portfolio invests in the securities of other investment companies. To the extent that the Portfolio invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Portfolio’s return to be lower.

◾

Issuer-Specific Risk:  The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

◾

Larger Company Investing Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

◾

Management Risk:  An Advisor’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which an underlying Fund invests may prove to be incorrect. The Portfolio may experience losses regardless of the overall performance of the market.

◾

Mid-Sized Company Investing Risk:  Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if an underlying Fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

◾

Municipal Securities Risk:  The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. An underlying Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/

Page	10

or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

◾

Non-Diversification Risk:  Because the underlying Funds may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on a Fund than if the Portfolio’s investments were more widely distributed.

◾

Real Estate Investment Trust Risk:  To the extent underlying Funds invest in real estate investment trusts, the Portfolio is subject to risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by underlying Funds, the more sensitive the Portfolio is to interest rate risks. The underlying Funds are also subject to credit risk; the Portfolio could lose money if mortgagors default on mortgages held in the REITs.

◾	Sector Risk: If certain industry sectors or types of securities don’t perform as well as the managers of the underlying Funds expect, the Portfolio’s performance could suffer.

◾

Small Cap Company Risk:  Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

◾

Sovereign Debt Risk:  The underlying Funds may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Portfolio may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the underlying Funds’ net asset values, may be more volatile than prices of U.S. debt obligations.

◾

Stock Market Risk:  The Portfolio is predominately an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

◾

Treasury-Inflation Protected Securities Risk:  Because the real rate of return offered by TIPS, which represents the growth of purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields.

◾

Value Investing Risk:  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

◾

Precious Metals Risk:  The Fund’s gold and silver may be subject to loss, damage, theft, or restriction on access, and the Fund’s recovery may be limited, even in the event of fraud, to the market value of the metals at the time the fraud is discovered. International crises may motivate large-scale sales of precious metals which could decrease their prices and adversely affect the value of the Shares. The price of metals may also be adversely affected by the sale of gold or silver by ETFs or other exchange traded vehicles tracking the precious metals markets. In the event of the insolvency of the Custodian, a liquidator may seek to freeze access to the metals held in all of the accounts held by the Custodian, including the Fund’s Allocated Account. Although the Fund would retain legal title to the allocated gold and silver bars, the Fund could incur expenses in connection with obtaining control of the allocated gold or silver, and the assertion of a claim by such liquidator for unpaid fees could delay redemptions.

11	Page

PAST PERFORMANCE

Although past performance of the Portfolio is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Portfolio because it demonstrates how the Portfolio’s returns have varied over time. The bar chart shows changes in the Portfolio’s returns for the last ten years. The performance table shows how the Portfolio’s average annual total returns compare over time to the returns of a broad-based securities market index. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Portfolio may pay.

Year-by-year Annual Total Returns for Portfolio Shares

(for calendar years ending on December 31)

Best Quarter	Worst Quarter

Jun-09	Dec-08
12.68%	-16.93%

Average Annual Total Returns

(for periods ending on December 31, 2017)

Conservative Growth Portfolio
	1 Year	5 Year	10 Year
Return before taxes	9.32%	4.89%	3.24%
Return after taxes on distributions	9.05%	3.39%	1.45%
Return after taxes on distributions and sale of shares	5.27%	3.45%	1.74%
Dow Jones Global Moderate Portfolio Index (1) (reflects no deduction for fees, expenses or taxes)	15.14%	8.11%	5.75%

(1)	The DJ Global Moderate Portfolio Index is a widely recognized, measure of portfolios with similar levels of risk. The Index is rebalanced monthly to the appropriate percentage of risk experienced by the all stock Portfolio Index over the previous thirty-six months.

Page	12

Section 2 | Who Manages Your Money

To help you understand how the Portfolios’ assets are managed, this section includes a detailed discussion of the Portfolios’ Investment Advisor and the Portfolio Manager. For a more complete discussion of these matters, please consult the Statement of Additional Information, which is available by calling (800) 846-7526 or by visiting Timothy Plan’s website at www.timothyplan.com.

The Investment Advisor

TIMOTHY PARTNERS, LTD.

Timothy Partners, Ltd. (“TPL”), 1055 Maitland Center Commons Boulevard,, Maitland, FL 32751, is a Florida limited partnership organized on December 6, 1993, and is registered with the Securities and Exchange Commission as an investment advisor. TPL supervises the investment of the assets of each Portfolio in accordance with the objectives, policies and restrictions of the Trust. To determine which securities are Excluded Securities, TPL conducts its own research through an affiliated research entity, and consults a number of Christian ministries on these issues. TPL retains the right to change the sources from whom it acquires its information, at its discretion. TPL has been the advisor to the Portfolios since their inceptions.

For its services as investment advisor to the Portfolios, TPL is paid an annual fee equal to 0.10% of the average daily net assets of each Portfolio.

COVENANT FUNDS, INC.

Covenant Funds, Inc., a Florida corporation (“CFI”), is the managing general partner of TPL. Arthur D. Ally is President, Chairman and Trustee of the Trust, as well as President and 75% shareholder of CFI. Mr. Ally had over eighteen years of experience in the investment industry prior to founding TPL, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research.

PORTFOLIO MANAGER

Arthur D. Ally is primarily responsible for the day-to-day management of the Portfolios. Mr. Ally founded and has provided his services to the Timothy Plan continuously since 1994, drawing from over thirty five years’ experience in the investment industry. Mr. Ally is not compensated for his activities as the portfolio manager for the Portfolios, nor does he provide daily investment management services for any other accounts of any type. Neither he nor any employee of the Advisor or the underwriter may purchase securities held in any of the Timothy Plan Funds.

A discussion of the considerations employed by the Board of Trustees in 2017 of their approval of TPL as Advisor to the Trust, and each Sub-Advisor as manager of the Funds is available in the Funds’ semi-annual report dated June 30, 2017.

The SAI also contains additional information about the compensation paid to the portfolio manager, other accounts and account types managed by the Advisor, and other relevant information.

A MORE COMPREHENSIVE DISCUSSION OF THE ADVISOR’S ACTIVITIES, COMPENSATION, AND OTHER ACCOUNTS AND ACCOUNT TYPES MANAGED BY THE ADVISOR MAY BE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED APRIL 30, 2018. THE SAI IS AVAILABLE UPON REQUEST AT NO CHARGE BY CALLING THE TRUST AT (800) 846-7526.

13	Page

Section 3 | How You Can Buy and Sell Shares

Purchases and redemptions of shares in either of the Portfolios may be made only by an insurance company for its separate accounts at the direction of Variable Contract owners or by a Qualified Plan on behalf of its participants. Please refer to the Prospectus of your Separate Account or Plan Document, as applicable, for information on how to direct investments in, or redemptions from, the Portfolios and any fees that may apply. Generally, the Insurance Company or Qualified Plan places orders for shares based on payments and withdrawal requests received from Separate Account owners or Plan Participants during the day and places an order to purchase or redeem the net number of shares by the following morning. Orders are usually executed at the net asset value per share determined at the end of the business day during which a payment or withdrawal request is received by the Insurance Company or Qualified Plan. There are no sales or redemption charges. However, certain sales or deferred sales charges and other charges may apply to your Separate Account or Plan Account. Those charges are disclosed in the Separate Account offering prospectus or plan document. The Trust reserves the right to suspend the offering of any of the Portfolios’ shares, or to reject any purchase order.

How To Buy Shares

Purchase orders for shares of a Portfolio, which are received by the Portfolios’ transfer agent in proper form prior to the close of trading hours on the New York Stock Exchange (NYSE) (currently 4:00 p.m. Eastern time) on any day that the Portfolios calculate their net asset value, are priced according to the net asset value determined on that day. Purchase orders for shares of a Portfolio received after the close of the NYSE on a particular day are priced as of the time the net asset value per share is next determined.

OTHER PURCHASE INFORMATION

For economy and convenience, share certificates will not be issued.

The public offering price for a Portfolio is based upon its net asset value per share. Net asset value per share of a Portfolio is calculated by adding the value of the Portfolio’s investments, cash and other assets, subtracting the Portfolio’s liabilities, and then dividing the result by the number of shares outstanding. The assets of each Portfolio are valued at market value or, if market quotes cannot be readily obtained, fair value is used as determined by the Board of Trustees. The net asset value of each Portfolio’s shares is computed on each day on which the New York Stock Exchange is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. Eastern time.

Each Portfolio purchases Class A Shares of the Timothy Funds at net asset value without any sales charges. With respect to securities owned by the Timothy Funds, securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter markets, will be valued at the last reported bid price in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market values as determined by the Advisor in conformity with guidelines adopted by and subject to the review of the Board of Trustees. Money market securities with less than 60 days remaining to maturity when acquired by a Timothy Fund or a Portfolio will be valued on an amortized cost basis, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If a Timothy Fund or a Portfolio acquires a money market security with more than 60 days remaining to its maturity, it will be valued at amortized cost when it reaches 60 days to maturity unless the Trustees determine that such a valuation will not fairly represent its fair market value.

How To Sell Shares

Redemption proceeds normally will be wired to the Insurance Company or Qualified Plan on the next business day after receipt of the redemption instructions, but in no event later than 7 days following receipt of instructions. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason (other than weekends or holidays) or under emergency circumstances as determined by the U.S. Securities and Exchange Commission (the “SEC”).

The Trust has adopted policies and procedures designed to prevent and protect frequent purchases and redemptions of Portfolio shares (“market timing”). Those policies apply to all the Timothy Funds in which each Portfolio invests. However, since purchases and redemptions of shares in the Portfolios may be made only by an insurance company or by a qualified plan on behalf of its participants, the Board of Trustees has exempted the Portfolios from those policies and procedures.

If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payments in cash, a Portfolio may pay the redemption price, in whole or in part, by distribution in-kind of readily marketable securities, from that Portfolio, within certain limits prescribed by the U.S. Securities and Exchange Commission. Such securities will be valued on the basis of the procedures used to determine the net asset value at the time of the redemption. If shares are redeemed in-kind, the redeeming shareholder will incur brokerage costs in converting the assets to cash.

Page	14

Section 4 | General Information

Temporary Defensive Strategies

Each Portfolio may, for temporary defensive purposes, invest up to 100% of its assets in obligations of the U.S. government, its agencies and instrumentalities, commercial paper, and certificates of deposit and banker’s acceptances. When a Portfolio takes a temporary defensive position, it will not be investing according to its investment objective, and at such times, the performance of the Portfolio will be different than if it had invested strictly according to its objectives. A discussion of the Trust’s policies for disclosing a Portfolio’s securities holdings may be found in the Statement of Additional Information (“SAI”), relating to the Portfolios dated April 30, 2018.

The Portfolios may be offered to Separate Accounts of both variable annuity and variable life insurance contracts sponsored by Insurance Companies and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contract owners participating in a Portfolio and the interests of Qualified Plans investing in such Portfolio may conflict. The Trust’s Board of Trustees will monitor events in order to identify the existence of any material irreconcilable conflicts and to determine what action, if any, should be taken in response to any conflict.

Dividends, Distributions and Taxes

Dividends paid by a Portfolio are derived from its net investment income. Net investment income will be distributed at least annually. A Portfolio’s net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

A Portfolio realizes capital gains when it receives such a distribution from a Timothy Fund or sells shares of a Timothy Fund for more than it paid for it. A Portfolio may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally once a year.

Under current tax law, dividends or capital gains distributions from a Portfolio are not currently taxable when left to accumulate within a Variable Contract. Depending on the Separate Account, withdrawals from the Account may be subject to ordinary income tax, and an additional penalty of 10% on withdrawals before age 59 1/2.

Fair Value Pricing

The Board of Trustees has delegated to the Advisor and/or Investment Managers, under the oversight of the Board of Trustees Pricing Committee, responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances and under the Pricing Committee’s oversight, the Advisor or Investment Manager of the underlying Funds will use its best efforts to arrive at the fair value of a security held by the Funds under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Trust has adopted written policies and procedures to guide the Pricing Committee, Advisor and Investment Managers with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

Except for the International Fund, Israel Common Values and Emerging Markets Funds, which have a higher probability of Fair Value Pricing, the Funds generally invest the vast majority of their assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate their NAV as of the time those exchanges close. Except for the International Fund, Israel Common Values and Emerging Markets Funds, the Funds typically do not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, except for those Funds, there may be very limited circumstances under which any Fund would hold securities that would need to be fair value priced. Examples of when it would be likely that a Fund security would require fair value pricing include but are not limited to: if the exchange on which a portfolio security traded were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities’ exchange had closed but before the Funds’ and Portfolios’ NAVs had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations; or in the event that the Fixed Income or High Yield Bond Funds were to invest in certain types of bonds that had limited marketability, such as “church bonds”.

When a security is fair value priced, it means that the Advisor or Investment Manager is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available or is otherwise limited. Accordingly, there is always the possibility that the Advisor’s or Investment Manager’s calculations concerning security value could be wrong, and as a result, the Portfolios’ NAVs on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

When a security is Evaluated Priced, it means the Advisor and Investment Manager are relying on a nationally recognized company that provides daily pricing of international and domestic securities. Accordingly, there is the possibility that the pricing firm’s calculations or pricing techniques could be wrong, and as a result the Portfolios’ NAVs on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

15	Page

Fund Service Providers

Principal Underwriter

Timothy Partners, Ltd. also acts as principal underwriter for the Trust. As underwriter, TPL facilitates the registration of each Portfolio’s shares under state securities laws and offers its shares for sale. TPL does not receive any compensation for serving as underwriter of the Trust.

Code of Ethics

The Board of Trustees of the Trust has approved Codes of Ethics for the Funds, the Portfolios, Investment Advisor, Sub-Advisors, and Principal Underwriter. These Codes govern the personal activities of persons who may have knowledge of the investment activities of the Funds and/or Portfolios, require that they file regular reports concerning their personal securities transactions, and prohibit activities that might result in harm to the Funds and/or Portfolios. The Board is responsible for overseeing the implementation of the Codes. The Trust has filed copies of each Code with the Securities and Exchange Commission. Copies of the Codes of Ethics may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The Codes are also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov). Copies of this information can be obtained after paying a duplication fee, by electronic request (publicinvest@sec.gov) or by writing the SEC’s Public Relations Section, Washington DC 20549-0102. The Board of Trustees also has approved anti-money laundering procedures which it believes are reasonably designed to detect and prevent attempts to utilize the Portfolios for illegal purposes. Day to day responsibility for the monitoring of such activities has been delegated to the Transfer Agent, subject to Board oversight and periodic independent audit.

Privacy Policy and Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to protect your privacy and to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board. A copy of the Trust’s Privacy Policy is enclosed with this prospectus.

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PRIVACY NOTICE

FACTS	WHAT DOES THE TIMOTHY PLAN FAMILY OF FUNDS (“TIMOTHY PLAN”) DO WITH YOUR PERSONAL INFORMATION?

WHY?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?

The types of information we collect and share depend on the product or service you have with us. This information can include your:

◾  Social Security Number

◾  Assets

◾  Retirement Assets

◾  Transaction History

◾  Checking Account History

◾  Purchase History

◾  Account Balances

◾  Account Transactions

◾  Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons API Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does Timothy Plan share?	Can you limit this sharing?
For our everyday business purposes- Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes- to offer our products and services to you.	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes- information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 800-846-7526

17	Page

Who we are
Who is providing this Notice?	The Timothy Plan Family of Funds Timothy Partners, Ltd, investment adviser to Timothy Plan

What we do
How does Timothy Plan protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse or your nonpublic personal information.

How does Timothy Plan collect your personal information?

We collect your personal information, for example, when you:

◾  Open an account

◾  Provide account information

◾  Give us your contact information

◾  Make deposits or withdrawals from your account

◾  Make a wire transfer

◾  Tell us where to send the money

◾  Tell us who receives the money

◾  Show your government-issued ID

◾  Show your drivers’ license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

◾  Sharing for affiliates’ everyday business purposes – information about your creditworthiness.

◾  Affiliates from using your information to market to you

◾  Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ◾ Timothy Partners, Ltd, is an affiliate of Timothy Plan.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◾ Timothy Plan does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. ◾ Timothy Plan does not jointly market.

Page	18

Section 5 | Financial Highlights

Financial Highlights

STRATEGIC GROWTH PORTFOLIO

The table below sets forth data for one share of capital stock outstanding throughout each year represented.

The Financial Highlights Table is intended to help you understand the Portfolio’s financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent that rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information contained in the tables for the years ended December 31, 2013, 2014, 2015, 2016 and 2017 have been audited by Cohen & Company, Ltd., Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the annual report, which is available upon request.

Selected data based on a share outstanding throughout each period.

	For the Year ended December 31, 2017	For the Year ended December 31, 2016	For the Year ended December 31, 2015	For the Year ended December 31, 2014	For the Year ended December 31, 2013

Net asset value, beginning of year	$10.09	$10.46	$11.65	$11.67	$9.94

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.09	0.04	0.04	0.14	0.26
Net realized and unrealized gain (loss) on investments	1.13	0.53	(0.48)	0.05	1.54

Total from investment operations	1.22	0.57	(0.44)	0.19	1.80

LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.04)	(0.16)	(0.21)	(0.07)
From net realized gains on investments	-	(0.90)	(0.59)	-	-

Total distributions	(0.04)	(0.94)	(0.75)	(0.21)	(0.07)

Net asset value, end of year	$11.27	$10.09	$10.46	$11.65	$11.67

Total return (B)	12.12%	5.48%	(3.73)%	1.59%	18.15%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$21,823	$23,531	$24,336	$31,391	$27,423
Expenses (C)	0.43%	0.39%	0.30%	0.45%	0.42%
Net investment income (C)(D)	0.86%	0.34%	0.32%	1.14%	2.43%
Portfolio turnover rate	33%	32%	33%	15%	17%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.
(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(C)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(D)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

19	Page

Financial Highlights

CONSERVATIVE GROWTH PORTFOLIO

The table below sets forth data for one share of capital stock outstanding throughout each year represented.

The Financial Highlights Table is intended to help you understand the Portfolio’s financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent that rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information contained in the tables for the years ended December 31, 2013, 2014, 2015, 2016 and 2017 have been audited by Cohen & Company, Ltd., Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the annual report, which is available upon request.

Selected data based on a share outstanding throughout each period.

	For the Year ended December 31, 2017	For the Year ended December 31, 2016	For the Year ended December 31, 2015	For the Year ended December 31, 2014	For the Year ended December 31, 2013

Net asset value, beginning of year	$10.46	$10.69	$12.03	$12.66	$11.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.09	0.05	0.07	0.15	0.23
Net realized and unrealized gain (loss) on investments	0.88	0.57	(0.42)	0.18	0.94

Total from investment operations	0.97	0.62	(0.35)	0.33	1.17

LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.08)	(0.16)	(0.29)	(0.12)
From net realized gains on investments	-	(0.77)	(0.83)	(0.67)	-

Total distributions	(0.06)	(0.85)	(0.99)	(0.96)	(0.12)

Net asset value, end of year	$11.37	$10.46	$10.69	$12.03	$12.66

Total return (B)	9.32%	5.85%	(2.90)%	2.60%	10.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$19,046	$23,097	$25,988	$31,296	$35,159
Expenses (C)	0.42%	0.43%	0.29%	0.47%	0.39%
Net investment income (C)(D)	0.82%	0.44%	0.60%	1.12%	1.86%
Portfolio turnover rate	23%	21%	33%	15%	21%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.
(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(C)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(D)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

Page	20

Section 6 | For More Information

Additional information about the Portfolios is available in the Portfolios’ Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Portfolios. A current SAI, dated April 30, 2018 has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus. Additional information about each Portfolio’s investments is also available in the Portfolios’ audited annual report, dated December 31, 2017. In the Portfolios’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio’s performance during its last fiscal year.

The Portfolios’ SAI, annual report and semi-annual report are available, without charge upon request. To receive a copy of any of these documents or to make other types of inquiries to the Portfolios, please contact the Trust.

	Trust*	Securities and Exchange Commission
By Phone:	(800) 846-7526	(202) 942-8090
By Mail:	The Trust c/o Timothy Partners, Ltd. 1055 Maitland Center Commons Maitland, FL 32751	Public Reference Section Securities and Exchange Commission Washington, D.C. 20549-0102 (a duplicating fee required)
By E-mail:	invest@timothyplan.com	Publicinvest@sec.gov (a duplicating fee required)
By Internet:	http://www.timothyplan.com	http://www.sec.gov
In Person:		Public Reference Room Securities and Exchange Commission, Washington, D.C.

*A copy of your requested document(s) will be mailed to you within three business days of receipt of your request, by first class mail or other means designed to ensure equally prompt delivery.

Information about the Portfolios (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information concerning the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Information about the Portfolios are also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinvest@sec.gov), or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

The Timothy Plan

Investment Company Act No. 811-08228

21	Page

SAI
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2018
TIMOTHY PLAN VARIABLE SERIES

Strategic Growth Portfolio
Conservative Growth Portfolio
(each a “Portfolio” and together the “Portfolios”)

PORTFOLIO SERIES: THIS SAI OFFERS PORTFOLIO SHARES ONLY.

THE PORTFOLIOS ARE DISTRIBUTED THROUGH: Timothy Partners, Ltd., 1055 Maitland Center Commons, Maitland, Florida 32751

This Statement of Additional Information (“SAI”) is not a prospectus. It is an additional disclosure document supplementing Timothy Plan Variable Series Prospectus, dated April 30, 2018, which contains information concerning the Timothy Plan Strategic Growth Portfolio Variable Series (“Strategic Growth Portfolio”) and the Timothy Plan Conservative Growth Portfolio Variable Series (“Conservative Growth Portfolio”), which should be read with this Statement of Additional Information.

The Timothy Plan (the “Trust”) is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company.

COPIES OF THIS SAI AND/OR THE PROSPECTUS TO WHICH IT RELATES MAY BE OBTAINED FROM THE TRUST WITHOUT CHARGE BY WRITING THE TRUST AT 1055 MAITLAND CENTER COMMONS, MAITLAND, FL 32751 OR BY CALLING THE TRUST AT (800) 846-7526. PLEASE RETAIN THIS SAI FOR FUTURE REFERENCE.

Section 1 | General Information

Portfolio History

The Timothy Plan (the “Trust”) was organized as a Delaware business trust on December 16, 1993. The Trust is registered with the SEC as an open-end management investment company, and is authorized to create an unlimited number of series of shares (each a “Fund”) and an unlimited number of share classes within each series. A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and enjoy other advantages traditionally reserved for large investors. This SAI pertains to the following portfolios of the Trust:

Strategic Growth Portfolio Variable Series (“Strategic Growth Portfolio”), and

Conservative Growth Portfolio Variable Series (“Conservative Growth Portfolio”)

(collectively, the “Portfolios”).

Each Portfolio offers a single class of shares without any sales charges or ongoing sales or distribution fees. The Portfolios are offered only to separate accounts (the “Separate Accounts”) established by various insurance companies (collectively, the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Portfolios are intended to serve as investment vehicles for variable life insurance, variable annuity and group annuity products of these Insurance Companies or under Qualified Plans. The general public may not directly purchase shares of the Portfolios. The Trust has also filed a Prospectus, dated April 30, 2018, relating to the Portfolios and providing information about the Timothy Funds in which the Portfolios invest (the “Prospectus”). That Prospectus is incorporated herein by reference for all purposes.

The Portfolios’ shares are fully paid and non-assessable. They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation of each Portfolio as shall be determined. Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights.

Shareholder meetings will not be held unless required by federal or state law or in connection with an undertaking given by a Portfolio.

Section 2 | Investments and Risks

Investment Strategies and Risks

Each Portfolio seeks to achieve its investment objective by making investments selected in accordance with that Portfolio’s investment restrictions and policies. Each Portfolio invests primarily in Class A Shares of other Timothy Funds (or “Traditional Funds”) as described in the Prospectus, without sales charges. Each Portfolio will vary its investment strategy as described in the prospectus to achieve its objectives. This SAI contains further information concerning the techniques and operations of the Portfolios, the securities in which they or the underlying Timothy Funds may invest, and the policies they will follow.

Each Portfolio has its own investment objective and policies, and each invests in its own portfolio of securities. Each Portfolio seeks to achieve its stated objective by diversified investing primarily in the Timothy Funds. The Timothy Funds invest in securities issued by companies which, in the opinion of the Advisor, Timothy Partners, Ltd., conduct business in accordance with the stated philosophy and principles of the Timothy Funds. The following information supplements the information provided in the Prospectus. The Portfolios may each invest in the following indirectly by investing in the Timothy Funds.

COMMON STOCK

Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation’s preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

PREFERRED STOCK

Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer’s Board of Directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the Board. There is, however, no assurance that dividends will be declared by the Trustees of issuers of the preferred stocks in which the Portfolios or the Timothy Funds invest.

CONVERTIBLE SECURITIES

Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Portfolio or Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by a Timothy Fund upon conversion of a convertible security will generally be held for so long as the Advisor anticipates such stock will provide the Timothy Fund with opportunities which are consistent with its investment objectives and policies.

INVESTMENT GRADE BONDS

Investment Grade Bonds are public and privately issued debt securities that generally carry a rating of BBB and above by Standard & Poor’s, or similar ratings by other recognized rating agencies. Because they are considered investment grade, they generally carry lower coupon rates than non-investment grade (“high yield” or “junk”) bonds.

WARRANTS

A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer’s capital stock at a set price for a specified period of time.

AMERICAN DEPOSITARY RECEIPTS

American Depositary Receipts (“ADRs”) are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Timothy Funds may purchase ADRs whether they are “sponsored” or “unsponsored.” “Sponsored” ADRs are issued jointly by the issuer of the underlying security and a depository. “Unsponsored” ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income distributable to shareholders. Because each Fund (except the International Fund, Israel Common Values Fund, and Emerging Markets Fund) will not invest more than 50% of the value of its total assets in stock or securities issued by foreign corporations, they will be unable to pass through the foreign taxes that the Portfolio pays (or is deemed to pay) to shareholders under the Internal Revenue Code of 1986, as amended (the “Code”).

EMERGING MARKETS INVESTMENTS

Emerging markets investments include equity securities offered by companies in some or all of the countries located in each of the following regions: Asia, Europe, Central and South America, Africa and the Middle East. The Emerging Markets Fund’s Investment Manager considers an emerging market country to be any country which is in the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”) or that, in the opinion of the Investment Manager, is generally considered to be an emerging market country by the international financial community. Equity securities include common and preferred stocks, warrants and rights. Equity securities issued in the emerging markets countries may be subjected to a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders.

REAL ESTATE INVESTMENT TRUSTS

Real Estate Investment Trusts (“REITs”) are liquid, dividend-paying pooled funds allowing investors to participate in the real estate market. REITs invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, and hotels, or mortgages secured by real estate. Some REITs are hybrid, investing in both the actual real estate and real estate-backed mortgages.

COMMODITY EXCHANGE TRADED FUNDS

Commodity Exchange Traded Funds (“ETFs”) are very similar to a mutual fund, but have very little management. A commodity ETF has a set plan for investment in a group of commodities that may be readjusted periodically by the ETFs manager. Most commodity ETFs were created to mirror the returns of commodities by investing in the commodity futures markets. They are all buy-side futures contracts based on the amount of funds they receive from investors. Some commodity ETFs focus on commodity sectors and only buy futures contracts in that area – oil, agriculture or gold, for example. Some focus on a more diversified basket of commodities. ETFs trade like stocks, can be purchased or sold at any time during market hours, and unlike futures contracts which are highly leveraged, ETFs cannot lose more than the initial investment.

TREASURY INFLATION-PROTECTED SECURITIES

Treasury Inflation-Protected Securities (TIPS) are special types of Treasury notes or bonds that offer protection from inflation. Like other Treasuries, TIPS pay interest every six months and pay the principal when the security matures. Unlike conventional governments, TIPS coupon payments and underlying principal are automatically increased to compensate for inflation as measured by the consumer price index (CPI). When a TIPS matures, you are paid the adjusted principal or original principal, whichever is greater. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation. Consequently, the real rate of return, which represents the growth of purchasing power, is guaranteed. Because of their safety, TIPS generally offer a lower return than other types of fixed income securities.

HIGH YIELD BONDS

High Yield Bonds are public and privately issued debt securities that are rated below investment grade (such as “BB” or lower by Standard & Poor’s Ratings Services and/or Ba or lower by Moody’s Investors Services, Inc.) or deemed to be below investment grade by the Fund’s Investment Manager. These types of securities are commonly referred to as “junk” bonds. Because these securities are below investment grade, they carry higher coupon rates and are subject to greater credit risk.

THE DEFENSIVE STRATEGIES FUND

The Defensive Strategies Fund, one of the Traditional Funds in which the Portfolios invest, is not a diversified fund as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Defensive Strategies Fund is a non-diversified fund, and therefore may invest up to 25% of the total assets under management in any single issue, and up to 50% of its assets under management in two issues. The remaining 50% must adhere to the diversification requirements required of the Timothy Plan Traditional Funds. Under the rules, the Fund will not diversify up to 50% of its assets under management, however of the non-diversified 50%, not over 25% will be held in any one investment offering. The remaining 50% will be diversified, meaning not over 5% will be invested in any one company’s shares or issuer’s units of ownership. During periods of economic deflation, the Defensive Strategies Fund may elect to liquidate its entire portfolio of REITs.

TEMPORARY DEFENSIVE MEASURES

The Investment Manager(s) of each Traditional Fund may take temporary defensive actions when it is determined to be in the best interests of the applicable Fund’s shareholders. Such defensive actions may include, but not be limited to, increasing the percentage of the Fund assets invested in cash and cash equivalents, investing more heavily in a particular sector, and investing without regard to capitalization rates. When a Fund takes a temporary defensive position, it will not be investing according to its investment objective, and at such times, the performance of the Fund will be different than it would have been if it had invested strictly according to its objectives.

Portfolio Policies

In addition to those set forth in the current applicable prospectus, the Portfolios have adopted the investment restrictions set forth below, which are fundamental policies of each Portfolio, and which cannot be changed without the approval of a majority of the outstanding voting securities of each Portfolio. As provided in the Investment Company Act of 1940, as amended (the “1940 Act”), a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares, or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

These investment restrictions provide that the Portfolios will not:

Each of the Portfolios may not:

1.	purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Portfolio from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities);

2.	purchase or sell real estate including limited partnership interests, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

3.	make loans to any person, except loans of portfolio securities to the extent that no more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

4.	purchase more than 10% of any class of the outstanding voting securities of any issuer (except other investment companies as defined in the 1940 Act), and purchase securities of an issuer (except obligations of the U.S. government and its agencies and instrumentalities and securities of other investment companies as defined in the 1940 Act) if, as a result, with respect to 75% of its total assets, more than 5% of the Portfolio’s total assets, at market value, would be invested in the securities of issuer;

5.	issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the U.S. Securities and Exchange Commission;

6.	borrow, except from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities in an aggregate amount not exceeding 30% of the value of the Portfolio’s total assets (including the amount borrowed) at the time the borrowing is made; and whenever borrowings by a Fund, including reverse repurchase agreements, exceed 5% of the value of a Fund’s total assets, the Portfolio will not purchase any securities;

7.	underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

8.	write or acquire options or interests in oil, gas or other mineral exploration or development programs; or

9.	concentrate its investments in any one sector or industry.

Portfolio Turnover

It is not the policy of any of the Portfolios to purchase or sell securities for short-term trading purposes, but the Portfolios may sell securities to recognize gains or avoid potential for loss. A Portfolio will, however, sell any Fund security (without regard to the time it has been held) when the Advisor believes that market conditions, credit-worthiness factors or general economic conditions warrant such a step. The Portfolios invest the majority of their assets in certain of the Traditional Funds, and adjust the ratio of such investments regularly. As a result, portfolio turnover for the Portfolios could be substantial and could cause the Traditional Funds to also experience higher portfolio turnover. The portfolio turnover rates for each Portfolio for the fiscal years ended December 31, 2015, 2016 and 2017 are set forth in the table below:

	2015	2016	2017
Strategic Growth Portfolio	33%	32%	33%
Conservative Growth Portfolio	33%	21%	23%

High portfolio turnover rates (annual rates in excess of 100%) involve additional transaction costs (such as brokerage commissions) which are borne by the Traditional Funds, and may result in adverse tax effects to Portfolio shareholders. (See “Dividends, Distributions and Taxes” in the applicable prospectus.)

Disclosure of Portfolio Holdings

The following discussion sets forth the Trust’s policies and procedures with respect to the disclosure of Portfolio holdings.

PORTFOLIO SERVICE PROVIDERS

Portfolio Service Providers include the following: Fund Transfer Agent, Fund Administrator, Fund Accounting Agent, Independent Registered Public Accounting firm, Compliance Consulting Firm, and Custodian. The Trust has entered into arrangements with certain third party service providers for services that require these groups to have access to each Fund’s portfolio on a real time basis. For example, the Trust’s fund accounting agent is responsible for maintaining the accounting records of each Portfolio, which includes maintaining a current record of the portfolio holdings of each Portfolio. The Trust also undergoes an annual audit which requires the Trust’s independent registered public accounting firm to review each Portfolio. In addition to the fund accounting agent, the Trust’s custodian also maintains an up-to-date list of each Portfolio holdings. The Trust’s compliance consulting firm must also have access to each Portfolio’s information in order to verify compliance with the Federal Securities laws. Each of these parties is contractually and/or ethically prohibited from sharing any Portfolio holdings information with any third party unless specifically authorized by the Trust’s President, Secretary or Treasurer.

The Board of Trustees monitors the services provided by each of the service providers to ensure each is complying with the contractual terms or expectation of the arrangement. If the Board of Trustees is unsatisfied with any of these service providers, the Board may terminate them accordingly. Each of the entities which provide one or more of the services discussed above has adopted a code of ethics which requires that any person associated with such entity (1) maintains the confidentiality of all Trust information obtained by such person, and (2) does not use such person’s knowledge of Trust activities for their own personal benefit. The Trust relies on the compliance departments of each entity to enforce its code.

RATING AND RANKING ORGANIZATIONS

The Fund may choose to make portfolio holdings information available to rating agencies such as Lipper, Morningstar or Bloomberg earlier and more frequently on a confidential basis. The Trust has obtained assurances from all such parties that any information provided to them will be held in strict confidence and that such information shall not be used for the personal benefit of the recipient.

The Trust’s management has determined that these groups provide investors with a valuable service and, therefore, is willing to provide them with portfolio information. You should be aware that the Trust does not pay them or receive any compensation from them for providing this information.

DISCLOSURE TO OTHER PARTIES

The Trust has adopted a policy of posting the portfolio holdings of each Traditional Fund on its web site not later than seven (7) calendar days after the end of each fiscal quarter. The Trust is also required under law to file a listing of the portfolio holdings of each Traditional Fund with the U.S. Securities and Exchange Commission on a quarterly basis. The Trust prohibits the disclosure of portfolio information to any third party other than those described above until and unless such information has been filed with the Commission or posted to the Trust’s web site, as discussed above. The Trust further prohibits any person affiliated with the Trust from entering into any ongoing arrangement with any person other than described above to receive portfolio holdings information relating to a Traditional Fund.

REVIEW

The Board of Trustees reviews these policies not less than annually and receives periodic attestations from affiliated persons that these policies are being adhered to. The Trust’s President, Secretary and Treasurer are authorized, subject to subsequent Board review, to make exceptions to the above-described policies.

Section 3 | Management of the Portfolios

Investment Advisor

The Trust has entered into advisory agreements with Timothy Partners, Ltd. (“TPL” or the “Advisor”), for the provision of investment advisory services on behalf of the Trust to each Portfolio, subject to the supervision and direction of the Trust’s Board of Trustees. The continuance of the Advisory Agreement with Timothy Partners, Ltd. was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 22, 2018. A discussion of the material factors considered in 2017 by the Board in renewing the Advisory Agreement can be found in the Trust’s Semi-Annual Financial Report to Shareholders dated June 30, 2017. A discussion of the Board’s considerations in renewing the agreement in 2018 will be provided in the Trust’s semi-annual report, which will be dated June 30, 2018. You may obtain a free copy of the Semi-Annual Report by calling the Trust.

The investment advisory agreements with the Advisor for the Portfolios and the Funds, and each sub-advisory agreement for the underlying Funds may be renewed after its initial two-year term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The investment advisory agreement and each sub-advisory agreement will terminate automatically in the event of its assignment.

Pursuant to the investment advisory agreement with TPL, the Trust shall conduct its own business and affairs and shall bear the expenses and salaries necessary and incidental thereto, including, but not limited to: the maintenance of its corporate existence; the maintenance of its own books, records and procedures; dealing with its own shareholders; the payment of dividends; transfer of stock, including issuance, redemption and repurchase of shares; preparation of share certificates; reports and notices to shareholders; calling and holding of shareholders’ meetings; miscellaneous office expenses; brokerage commissions; custodian fees; legal and accounting fees; and taxes.

For its services, TPL is paid an annual fee equal to 0.10% of the average daily net assets of each Portfolio. The table below sets forth the investment advisory fees payable to TPL for the last three years for each of the Portfolios.

The Portfolio Manager for each Portfolio is

Arthur D. Ally. Mr. Ally is President, Chairman and Trustee of the Trust. Mr. Ally is also President of Timothy Partners, Ltd. Mr. Ally had nearly twenty years’ experience in the investment industry prior to becoming president of the Timothy Plan.

Other Information Relating to Management of the Strategic and Conservative Portfolios

The following table presents information relating to the person responsible for managing Portfolio assets, the number and types of other accounts managed by such person, and how such person is compensated for managing such accounts. The information is current as of December 31, 2017.

	Number of Other Accounts Managed And Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Sub-Advisor and Portfolio Manager	Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)	Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)
Strategic and Conservative Portfolios:
Arthur D. Ally	0($0)	0($0)	0($0)	N/A	N/A	N/A

Mr. Ally receives no compensation for his activities as manager of the Portfolios.

As of December 31, 2017, the Portfolio Managers listed below held a beneficial interest in the following Portfolios:

Name of Person	Dollar Range of Equity Securities in each Portfolio	Aggregate Dollar Range of Equity Securities in all Portfolios Held By Portfolio Manager
Arthur D. Ally	None	None

INVESTMENT ADVISORY FEES

The following table sets forth the investment advisory fees paid to TPL for the last three years by each Portfolio.

	2015	2016	2017
Strategic Growth Portfolio
Fees Payable to TPL	$28,377	$23,987	$22,378
Conservative Growth Portfolio
Fees Payable to TPL	$29,028	$24,718	$20,682

Officers and Trustees of the Trust

The Trustees and principal executive officers of the Trust and their principal occupations for the past five years are listed as follows:

INTERESTED TRUSTEES

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D. Ally* 1055 Maitland Center Commons Maitland, FL	Chairman and President	Indefinite; Trustee and President since 1994	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1942	President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment Advisor and principal underwriter to each Fund. CFI is also the managing general partner of TPL.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Joseph E. Boatwright**	Trustee, Secretary	Indefinite; Trustee and Secretary since 1995	13
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1930	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver**	Trustee	Indefinite; Trustee since 2000	13
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1956	Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Charles E. Nelson***	Trustee	Indefinite; Trustee since 2000	13
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1934	Certified Public Accountant, semi-retired. Former non-profit industry accounting officer. Former financial executive with commercial bank. Former partner national accounting firm.		None

*	Mr. Ally is an “interested” Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.
**	Messrs. Boatwright and Staver are “interested” Trustees, as that term is defined in the 1940 Act, because each has a limited partnership interest in TPL.
***	Mr. Nelson is an “interested” Trustee, as that term is defined in the 1940 Act, because he is employed by an affiliate of the Advisor.

INDEPENDENT TRUSTEES

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Kenneth Blackwell	Trustee	Indefinite; Trustee since 2011	13
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1948	Currently serving as an independent consultant or Fellow with the Family Research Council and the American Civil Rights Union, and is a Visiting Professor at Liberty University, Lynchburg, VA. Former Secretary of State for the State of Ohio.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Richard W. Copeland	Trustee	Indefinite; Trustee since 2005	13
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1947	Former Principal of Copeland & Covert, Attorneys at Law; specializing in tax and estate planning. B.A. from Mississippi College, JD from University of Florida and LLM Taxation from University of Miami. Associate Professor Stetson University for past 40 years.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Deborah Honeycutt	Trustee	Indefinite; Trustee since 2010	13
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1947	Dr. Honeycutt is a licensed physician currently serving as Medical Director of Clayton State University Health Services in Morrow, GA, CEO of Minority Health Services in Atlanta, and as a volunteer at Good Shepherd Clinic. Dr. Honeycutt received her B.A. and M.D. at the University of Illinois.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Bill Johnson	Trustee	Indefinite; Trustee since 2005	13
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1946	President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Masters of Religious Education from Grand Rapids Baptist Seminary.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
John C. Mulder	Trustee	Indefinite; Trustee since 2005	13
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1950	President of WaterStone (formerly the Christian Community Foundation and National Foundation) since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from University of Chicago.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler	Trustee	Indefinite; Trustee since 2004	13
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1960	GA Baptist Missionary Board, Director of Stewardship; Ex. Dir. of the National Center for Stewardship and Generosity; Owner/Curator of the Kingdom Generosity Collection		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M. Ross	Trustee, Vice Chairman	Indefinite; Trustee since 2004	13
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1951	Founder and CEO of Corporate Development Institute which he founded in 2000. Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Patrice Tsague	Trustee	Indefinite; Trustee since 2011	13
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1973	President and Chief Servant Officer of the Nehemiah Project International Ministries Inc. since 1999.		None

ADDITIONAL INFORMATION ABOUT THE TRUSTEES

The Board of Trustees believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Trustees possess the requisite experience, qualifications, attributes and skills to serve on the Board. The Board of Trustees believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Advisor, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Trustees, support this conclusion. The Board of Trustees has also considered the contributions that each Trustee can make to the Board and the Trust.

As described in the table above, the Independent Trustees have served as such for a considerable period of time which has provided them with knowledge of the business and operation of the Portfolios and the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee:

Arthur Ally served as a financial professional for nearly twenty years prior to establishing Timothy Partners, Ltd, the advisor and distributor of the Timothy Plan Funds. Mr. Ally has a degree in accounting and economics and has earned numerous professional designations.

Joseph Boatwright served as senior pastor of Aloma Baptist Church in Winter Park, Florida, for over twenty-five years. Pastor Boatwright brings a unique understanding of the scriptures to the Board, which serves well in the attempt to oversee the moral agenda of the Portfolios.

Mat Staver was the Dean of Liberty University School of Law and the founder and chairperson of Liberty Counsel. Mr. Staver has argued before the United States Supreme Court and brings his extensive legal background to the Board.

Charles Nelson is a former audit partner in a national accounting firm. Mr. Nelson holds an MBA and is a Certified Public Accountant. He is a former college instructor, and brings a combination of business, financial, and accounting skills to the Board.

Richard Copeland is an attorney who specialized in estate planning and probate. Mr. Copeland received an LLM in taxation from the University of Miami, and has extensive experience in the taxation arena. He is also a professor in the College of Business Administration at Stetson University.

Deborah Honeycutt is a physician practicing in the Atlanta, GA area. Dr. Honeycutt has experience in managing and directing health clinics and as a family medical practitioner. She brings extensive business experience, as well as experience in the health care sector, to the Board.

Bill Johnson has been in the ministry front lines in the fight against pornography. Mr. Johnson brings a keen knowledge of the various forms of pornography, as well as hands-on experience running a non-profit organization.

John Mulder is the president of Waterstone, a charitable remainder trust custodian that serves persons across the United States. Mr. Mulder brings proficiency in taxation as well as the skills he has acquired in managing a national organization.

Scott Preissler is a GA Baptist Missionary Board, Director of Stewardship; Ex. Dir. of the National Center for Stewardship and Generosity; Owner/Curator of the Kingdom Generosity Collection

Alan Ross is an entrepreneur specializing in corporate turn-around ventures. Mr. Ross offers the Board the wealth of knowledge he has gained in his experiences as a manager/owner of numerous companies.

Kenneth Blackwell brings his vast experience and unique perspectives gained as the former mayor of Cincinnati, and Former Secretary of State of the state of Ohio, overseas ambassador, author, and celebrated business entrepreneur.

Patrice Tsague brings a unique combined perspective from his career that includes counseling for international entrepreneurship and development of organizational techniques and avenues for businesses.

References to the experience, qualifications, attributes or skills of the Trustees are pursuant to requirements of the U.S. Securities and Exchange Commission and does not indicate, state or imply that the Board or any Trustee has special expertise or experience, and shall not impose any greater responsibility or liability on such Trustee or on the Board by reason thereof.

BOARD STRUCTURE

The Board of Trustees is responsible for overseeing the management and operations of the Trust and the Portfolios. The Board consists of eight Independent Trustees and four Trustees who are interested persons of the Trust. Arthur D. Ally, who is an interested person of the Trust, serves as Chair of the Board, Mr. Alan Ross serves as Vice-Chair of the Board, and the Lead Independent Trustee. Mr. Ross and Mr. Nelson work with Mr. Ally to set the agendas for the Board and Committee meetings, chair meetings of the Independent Trustees, and generally serve as a liaison between the Independent Trustees and the Trust’s management between Board meetings.

The Board of Trustees has two standing committees: the Audit Committee and the Pricing Committee. Both Committees are chaired by an Independent Trustee, and consist of Messrs. Ross, Mulder and Copeland, with Mr.Ross as chair. The members of the Committees are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board as to: the engagement or discharge of the Trust’s independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits. The Audit Committee met two times during the last fiscal year. The Pricing Committee was established in November, 2013. The Committee will be called upon in the event a security requires a fair pricing analysis to establish the applicable Fund’s net asset value.

The Board holds four regular meetings each year to consider and act upon matters involving the Trust and the Portfolios. The Board also may hold special meetings to address matters arising between regular meetings. The Independent Trustees also regularly meet outside the presence of management and are advised by legal counsel. These meetings may take place in person or by telephone. Through the Audit Committee, the Independent Trustees consider and address important matters involving the Portfolios, including those presenting conflicts or potential conflicts of interest for Trust management. The Board of Trustees has determined that its committee structure helps ensure that the Portfolios have effective and independent governance and oversight. Given the Advisor’s sponsorship of the Trust, that investors have selected the Advisor to provide overall management to the Portfolios, and Mr. Ally’s senior leadership role within the Advisor, the Board elected him Chairman. The Board reviews its structure regularly and believes that its leadership structure, including having at least two thirds Independent Trustees, coupled with the responsibilities undertaken by Mr. Ally as Chair, Mr. Ross as Vice-Chair and Lead Independent Trustee, is appropriate and in the best interests of the Trust, given its specific characteristics. The Board of Trustees also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

BOARD OVERSIGHT OF RISK

An integral part of the Board’s overall responsibility for overseeing the management and operations of the Trust is the Board’s oversight of the risk management of the Trust’s investment programs and business affairs. The Funds are subject to a number of risks, such as investment risk, credit risk, valuation risk, operational risk, and legal, compliance and regulatory risk. The Trust, the Advisor and the other service providers have implemented various processes, procedures and controls to identify risks to the Portfolios, to lessen the probability of their occurrence and to mitigate any adverse effect should they occur. Different processes, procedures and controls are employed with respect to different types of risks. These systems include those that are embedded in the conduct of the regular operations of the Board and in the regular responsibilities of the officers of the Trust and the other service providers.

The Board of Trustees exercises oversight of the risk management process through the Board itself and through the Audit Committee. In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Portfolios, the Board of Trustees requires management of the Advisor and the Trust, including the Trust’s Chief Compliance Officer (“CCO”), to report to the Board and the Audit Committee on a variety of matters, including matters relating to risk management, at regular and special meetings. The Board and the Audit Committee receive regular reports from the Trust’s independent public accountants on internal control and financial reporting matters. On at least an annual basis, the Independent Trustees meet separately with the Portfolios’ CCO outside the presence of management, to discuss issues related to compliance. Furthermore, the Board receives a quarterly report from the Portfolios’ CCO regarding the operation of the compliance policies and procedures of the Trust and its primary service providers. The Board also receives quarterly reports from the Advisor on the investments and securities trading of the Portfolios, including their investment performance, as well as reports regarding the valuation of the Portfolios’ securities. In addition, in its annual review of the Portfolios’ advisory agreements, the Board reviews information provided by the Advisor relating to its operational capabilities, financial condition and resources. The Board also conducts an annual self-evaluation that includes a review of its effectiveness in overseeing the number of Funds in the Trust and the effectiveness of its committee structure.

The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes, procedures and controls to eliminate or mitigate every occurrence or effect. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

TRUSTEE OWNERSHIP

The following table sets forth information about the Trustees and the dollar range of shares of the Timothy Plan Family of Funds owned by each Trustee. Trustees, for their services to the Portfolios, may purchase Class A shares at Net Asset Value; commissions normally charged on A share purchases are waived. As of December 31, 2017, the Trustees owned the following dollar ranges of Fund shares.

Name of Person	Dollar Range of Equity Securities each Fund		Aggregate Dollar Range of Equity Securities in all Funds overseen by Director in the Timothy Plan Family of Funds
Interested Trustees
Arthur D. Ally	None
Joseph E. Boatwright			Over $100,000
	Conservative Growth	$50,001 - $100,000
	Fixed Income	$10,001 - $50,000
	Large/Mid Cap Value	$25,001 - $50,000
	Small Cap Value	$25,001 - $50,000
	Defensive Strategies	$25,001 - $100,000
	Growth & Income	$25,001 - $100,000
	Strategic Growth	$50,001 - $100,000
Mathew D. Staver			Over $100,000
	Defensive Strategies	$50,001 - $100,000
	Israel Common Values	$10,001 - $50,000
	Small Cap Value	Over $100,000
	Strategic Growth	$50,001 - $100,000
	Growth & Income	$10,001 - $50,000
	Conservative Growth	$1 - $2,500
Charles E. Nelson	None		None
Independent Trustees
Kenneth Blackwell	None		None
Richard W. Copeland	None		None
Deborah Honeycutt	None		None
Bill Johnson			$10,001 - $50,000
	Conservative Growth	$1 - $10,000
	Defensive Strategies	$1 - $10,000
	Fixed Income	$1 - $10,000
	Growth & Income	$1 - $10,000
	High Yield Bond	$0
	International	$0
	Large/Mid Cap Value	$1 - $10,000
John C. Mulder			Over - $100,000
	Conservative Growth	$50,001 - $100,000
	Fixed Income	$10,001 - $50,000
	Growth & Income	Over $100,000
	Large/Mid Cap Value	$10,001 - $50,000
	Small Cap Value	$25,000 - $50,000
	International	Over $100,000
Scott Preissler	None		None
Alan M. Ross	None		None
Patrice Tsague			$10,001 - $50,000
	International	$1 - $10,000
	Large/Mid Cap Value	$1 - $10,000
	Strategic Growth	$1 - $10,000

Compensation

Compensation was paid by the Trust to the Trustees during the past calendar year as set forth in the table below.

Name of Person, Position	Aggregate Compensation from Funds	Pension or Retirement Benefits Accrued As Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Directors
Interested Trustees
Arthur D. Ally, Chairman	$0	$0	$0	$0
Joseph E. Boatwright, Secretary	$0	$0	$0	$0
Mathew D. Staver	$0	$0	$0	$0
Charles E. Nelson*	$3,000	$0	$0	$3,000
Independent Trustees
Kenneth Blackwell	$3,000	$0	$0	$3,000
Richard W. Copeland	$3,000	$0	$0	$3,000
Deborah Honeycutt	$1,500	$0	$0	$1,500
Bill Johnson	$3,000	$0	$0	$3,000
John C. Mulder	$1,500	$0	$0	$1,500
Scott Preissler	$3,000	$0	$0	$3,000
Alan M. Ross	$3,000	$0	$0	$3,000
Patrice Tsague	$3,000	$0	$0	$3,000

*	Charles E. Nelson served as an Independent Trustee until subsequently accepting a position with a Company that is affiliated with the advisor.

Code of Ethics

The Trust, the Advisor, the Investment Managers and the Portfolios’ underwriter have each adopted a Code of Ethics under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. The personnel subject to the various Codes are permitted to invest in securities; however, the Advisor’s, Trust’s and underwriter’s employees are prohibited from purchasing securities that are held by the Portfolios. You may obtain a copy of the Code of Ethics from the U.S. Securities and Exchange Commission. Pursuant to Section 406 of the Sarbanes-Oxley Act of 2002, the Trustees amended the Codes of Ethics to accommodate the requirements of Section 406. The amended Codes of Ethics adopted by the Trust, TPL, and each Sub-Advisor, have each been reviewed and ratified by the Board of Trustees.

Proxy Voting Policies

The Board of Trustees of the Trust has approved proxy voting procedures for the Trust. These procedures set forth guidelines and procedures for the voting of proxies relating to securities held by the Portfolios. Records of the Portfolios’ proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Copies of the proxy voting procedures have been filed with the U.S. Securities and Exchange Commission, which may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The procedures are also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov). Copies of the procedures can be obtained, after paying a duplicating fee, by electronic request (publicinvest@sec.gov) or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102. A copy will also be sent to you, free of charge, at your request by writing to the Trust at Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, NE 68130, or calling toll free at 1-800-662-0201. A summary of the Trust’s Proxy Voting Procedures is also attached to this SAI as Appendix A.

Voting Rights

Each Insurance Company is the legal owner of shares attributable to variable life insurance and variable annuity contracts issued by its separate accounts, and has the right to vote those shares. Pursuant to the current view of the SEC staff, each Insurance Company will vote the shares held in each separate account registered with the SEC in accordance with instructions received from owners of variable life insurance and variable annuity contracts issued by that separate account. To the extent voting privileges are granted by the issuing Insurance Company to unregistered separate accounts, shares for which no timely instructions are received will be voted for, voted against, or withheld from voting on any proposition in the same proportion as the shares held in that separate account for all contracts for which voting instructions are received. All Portfolio shares held by the general investment account (or any unregistered separate account for which voting privileges are not extended) of each Insurance Company will be voted by that Insurance Company in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to which such voting instructions are received. Shares held by Qualified Plans will vote directly and will not be voted in the same proportion as shares held by the Insurance Companies in their separate accounts registered as unit investment trusts.

RESOLVING MATERIAL CONFLICTS

Currently, shares in the Portfolios are available only to separate accounts established by American United Life Insurance Company, Indianapolis, IN, and Jefferson National Life Insurance Company, Louisville, KY. In the future, shares may be offered to other Insurance Companies independent from AUL, Jefferson National, and certain eligible qualified retirement plans (“Qualified Plans”), and as an investment vehicle for variable life insurance or variable annuity products sponsored by other Insurance Companies.

A potential for certain conflicts of interest exists between the interests of variable life insurance contract owners and variable annuity contract owners. Pursuant to conditions imposed in connection with related regulatory relief granted by the SEC, the Board of Trustees has an obligation to monitor events to identify conflicts that may arise from the sale of shares to both variable life insurance and variable annuity separate accounts or to separate accounts of Insurance Companies of unaffiliated Insurance Companies. Such events might include changes in state insurance law or federal income tax law, changes in investment management of any Timothy Plan Fund in which the Portfolios invest or differences between voting instructions given by variable life insurance and variable annuity contract owners. Through its Participation Agreement with the Trust, each Insurance Company investing in the Portfolios is responsible for monitoring and reporting any such conflicts to the Trust and for proposing and executing any necessary remedial action. The Board of Trustees has an obligation to determine whether such proposed action adequately remedies any such conflicts.

Section 4 | Control Persons and

Principal Holders of Securities

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Portfolio. A control person is one who owns either directly or indirectly, more than 25% of the voting securities of a fund or acknowledges the existence of such control. As of April 5, 2018, the following persons of record owned 5% or more of the outstanding shares of the Strategic Growth Portfolio and the Conservative Growth Portfolio.

HOLDERS OF MORE THAN 5% OF EACH PORTFOLIO’S SHARES

Name of Shareholder	Name of Portfolio in which Shares Held	% Ownership of Share Class
AUL American Individual Variable ATTN: Separate Accounts PO Box 368, Indianapolis, IN 46206-0368	Strategic Growth Portfolio Variable	84.30%
Jefferson National Financial 10350 Ormsby Park Place, Louisville, KY 40223	Strategic Growth Portfolio Variable	9.88%
AUL American Individual Variable ATTN: Separate Accounts PO Box 368, Indianapolis, IN 46206-0368	Conservative Growth Portfolio Variable	5.29%
AUL American Individual Variable ATTN: Separate Accounts PO Box 368 Indianapolis, IN 46206-0368	Conservative Growth Portfolio Variable	79.19%
Jefferson National Financial 10350 Ormsby Park Place, Louisville, KY 40223	Conservative Growth Portfolio Variable	8.64%

For the purposes of ownership, “control” means the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A controlling ownership may be detrimental to the other shareholders of the company.

Section 5 | Other Services

Principal Underwriter

Timothy Partners, Ltd. (“TPL”), 1055 Maitland Center Commons, Maitland, FL 32751, acts as the principal underwriter (the “Underwriter”) of the Portfolios’ shares for the purpose of facilitating the notice filing of shares of the Portfolios under state securities laws and to assist in sales of shares pursuant to a written underwriting agreement (the “Underwriting Agreement”) approved by the Portfolios’ Trustees. TPL is not compensated for serving as principal underwriter to the Portfolios.

In that regard, TPL has agreed at its own expense to qualify as a broker/dealer under all applicable federal or state laws in those states which the Portfolios shall from time to time identify to TPL as states in which it wishes to offer its shares for sale, in order that state notice filings may be maintained by the Portfolios.

TPL is a broker/dealer registered with the U.S. Securities and Exchange Commission and is a member in good standing of the Financial Industry Regulatory Authority.

The Portfolios shall continue to bear the expense of all filing or registration fees incurred in connection with the notice filing of shares under state securities laws.

The Underwriting Agreement may be terminated by either party upon 60 days’ prior written notice to the other party.

Administrator/Transfer Agent

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788 (previously defined as Gemini), provides transfer agent, portfolio accounting and certain administrative services to the Trust pursuant to a Fund Services Agreement dated April 18, 2011.

Under the Fund Services Agreement, Gemini provides administrative services, including: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Portfolios; (ii) facilitating the performance of administrative and professional services to the Portfolios by others, including the Portfolios’ Custodian; (iii) preparing, but not paying for, the periodic updating of the Portfolios’ Registration Statement, Prospectus and Statement of Additional Information in conjunction with counsel, including the printing of such documents for the purposes of filings with the SEC and stated securities administrators, and preparing reports to the Portfolios’ shareholders and the SEC; (iv) preparing in conjunction with counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Underwriter, which may be required to register or qualify, or continue the registration or qualification, of each Portfolio and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; (vi) overseeing the calculation of performance data; (vii) preparing and maintaining the Portfolios’ operating expense budget; (viii) coordinating the Portfolios’ annual audit; and (ix) monitoring daily and periodic compliance with respect to all requirements and restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”), the Internal Revenue Code and the Prospectus.

Under the Fund Services Agreement, Gemini also serves as transfer, dividend disbursing, and shareholder servicing agent for the Portfolios. Under the agreement, Gemini is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations. Transfer agency operations are located at 17605 Wright Street, Suite 2, Omaha, NE 68130.

For the services rendered to the Fund by the Administrator, the Fund pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services.

The applicable insurance company provides certain additional administrative services with respect to shares of the Portfolios purchased in fund variable annuity contracts and held in the insurance company’s separate accounts. These administrative services are provided pursuant to a Participation Agreement which became effective and is renewed as of May 1 each year among the insurance company, the Trust and TPL.

Under the Participation Agreement, the insurance company maintains the records related to each Portfolio’s shares held in the company’s separate accounts, processes all purchases and redemptions of Portfolio shares within the accounts, and provides other administrative and shareholder services. For its services, the insurance company receives an annual fee from the Underwriter equal to 0.25% of the average daily net assets of the Portfolio held in the insurance company separate accounts. In the future, the Underwriter may enter into Participation Agreements with other Insurance Companies, which will be independent of existing Agreements.

For the Trust’s fiscal periods ended December 31, 2015, 2016 and 2017 the Trust paid the following fees for transfer agency, fund accounting and administration:

Administration Fees	2015	2016	2017
Strategic Growth Portfolio	$29,654	$40,300	$41,000
Conservative Growth Portfolio	$29,531	$47,009	$34,270

Other Service Providers

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen & Company, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, OH 44115, has been selected as the independent registered public accounting firm for the Portfolios for the fiscal year ending December 31, 2018. Cohen & Company, Ltd., performs an annual audit of the Portfolios’ financial statements and provides financial, tax, and accounting consulting services as requested.

Service Agreements

CUSTODIAN

US Bank, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Portfolios’ investments. The custodian acts as the Portfolios’ depository, safe-keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Portfolios’ request and maintains records in connection with its duties. For its custodial services the bank receives, in addition to certain per transaction fees, the greater of $225 per month per fund or (annualized) 1.20 basis points (.00012) for the first $75 million in assets, 1.0 basis point (.00010) on the next $100 million in assets, and 0.75 basis point (.000075) on all amounts over $175 million per Portfolio.

Section 6 | Brokerage Allocation

Brokerage Transactions

The Advisor and each Investment Manager to the Timothy Funds, when effecting the purchases and sales of securities on behalf of the Portfolios or the Funds as applicable, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information on the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Advisor and each Investment Manager to the Timothy Funds may use research and services provided to it by brokers and dealers in servicing all its clients, however, not all such services will be used by the Advisor in connection with the Portfolios or the Funds, as applicable. The Advisor and each Investment Manager are prohibited from considering brokerage allocation to dealers in consideration of a dealer’s distribution efforts of Portfolio or Fund shares. The Trust has adopted policies and procedures to detect and prohibit brokerage allocation based on broker/dealer fund share sales.

TPL, through the Investment Managers providing services for the underlying Funds, is responsible for making the Portfolios’ portfolio decisions subject to instructions described in the applicable prospectus. The Board of Trustees may, however, impose limitations on the allocation of portfolio brokerage.

Securities held by one Fund may also be held by another Fund or other accounts for which TPL or the Investment Manager serves as an Advisor, or held by TPL or the Investment Manager for their own accounts. If purchases or sales of securities for a Fund or other entities for which they act as investment advisor or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of TPL or the investment manager during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when TPL or an Investment Manager deems the purchase or sale of a security to be in the best interests of one or more Portfolios or other accounts, they may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for the other Portfolio or accounts in order to obtain favorable execution and lower brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by an investment manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolios and to such other accounts. In some cases this procedure may adversely affect the size of the position obtainable for a Portfolio.

The Board of Trustees of the Trust regularly reviews the brokerage placement practices of the investment managers on behalf of the Portfolios, and reviews the prices and commissions, if any, paid by the Portfolios to determine if they were reasonable.

The Advisor also may consider sales of the variable annuity contracts by a broker-dealer as a factor in the selection of broker-dealers to execute transactions for the Portfolios. In addition, the Advisor may place portfolio trades for both Portfolios, or the Funds as applicable, with affiliated brokers. As stated above, any such placement of trades will be subject to the ability of the affiliated broker-dealer to provide best execution, the Trust’s procedures governing such affiliated trades, and FINRA Conduct Rules.

The Portfolios purchase only shares of the Timothy Funds at NAV, therefore no brokerage commissions are paid by the Portfolios.

Section 7 | Purchase, Redemption, and Pricing of Shares

Purchase of Shares

The Portfolios currently offer their shares only to Separate Accounts established by various Insurance Companies and to certain Qualified Plans. The Portfolios are intended to serve as investment vehicles for variable life insurance, variable annuity and group annuity products of these Insurance Companies or under Qualified Plans. The general public may not directly purchase shares of the Portfolios. The Trust has received an order from the SEC exempting the Portfolios from certain provisions of the Investment Company Act, which permits the Portfolios to offer their shares to multiple Investment Companies and Qualified Plans. The Separate Accounts and Qualified Plans will invest in the Portfolios in accordance with the instructions received from Separate Account owners or Plan participants, as applicable. Shares of the Portfolios are sold at net asset value as described in the prospectus.

Redemption of Shares

The redemption price will be based upon the net asset value per share of a Portfolio next determined after receipt of the redemption request, provided it has been submitted in the manner described below. The redemption price may be more or less than your cost, depending upon the net asset value per share at the time of redemption.

Payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that each Portfolio reserves the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days: (i) for any period during which the New York Stock Exchange is restricted, (ii) for any period during which an emergency exists as determined by the U.S. Securities and Exchange Commission as a result of which disposal of securities owned by a Portfolio is not reasonably predictable or it is not reasonably practicable for the Portfolios fairly to determine the value of its net assets, or (iii) for such other periods as the U.S. Securities and Exchange Commission may by order permit for the protection of shareholders of the Portfolios.

Pursuant to the Trust’s Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Portfolio. Any portfolio securities paid or distributed in-kind would be valued as described under “Other Purchase Information” in the prospectus. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Portfolio.

In-kind payments need not constitute a cross-section of a Portfolio’s portfolio. Where a shareholder has requested redemption of all or a part of the shareholder’s investment, and where a Portfolio completes such redemption in-kind, that Portfolio will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption. The shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder’s basis in the Portfolio shares redeemed.

Net Asset Value

Shares of the Portfolios are offered at net asset value (“NAV”). NAV per share is calculated by adding the value of each Portfolio’s investments, cash and other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. Each Portfolio generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by the Portfolio’s Investment Manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees. Each Porfolio’s per share NAV and public offering price is computed on all days on which the New York Stock Exchange (“NYSE”) is open for business, at the close of regular trading hours on the NYSE, currently 4:00 p.m. Eastern Time. In the event that the NYSE closes early, the NAV will be determined as of the time of closing.

Section 8 | Taxation of the Portfolio

Taxation

The Portfolios intend to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

In order to so qualify, a Portfolio must, among other things (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividends, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Portfolio’s total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades and businesses.

To the extent each Portfolio qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions.

In addition to the diversification requirements applicable to all registered investment companies (“RICs”), Section 817(h) of the Internal Revenue Code imposes certain diversification requirements on the assets underlying variable annuity and variable life contracts including, as described herein, when those assets are shares in a RIC. The Portfolios intend to comply with these diversification regulations. By meeting these and other requirements, participating Insurance Companies, rather than the holders of variable annuity contracts and variable life policies, should be subject to tax on distributions received with respect to shares of the Portfolios. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies. Participating Insurance Companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

An excise tax at the rate of 4% will be imposed on the excess, if any, of a Portfolio’s “required distributions” over actual distributions in any calendar year. Generally, the “required distribution” is 98% of a Portfolio’s ordinary income for the calendar year plus 98.2% of its capital gain net income recognized during the one-year period ending on December 31 plus undistributed amounts from prior years. Each Portfolio intends to make distributions sufficient to avoid imposition of the excise tax.

The following discussion is only relevant to the extent that the applicable Portfolio’s shares are held by an entity that is not exempt from federal income taxes or is subject to the tax on unrelated business taxable income:

Distributions declared by a Portfolio during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received. Shareholders will be subject to federal income taxes on distributions made by a Portfolio whether received in cash or additional shares of the Portfolio. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of a Portfolio. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends eligible for designation under the dividends received deduction and paid by a Portfolio may qualify in part for the 70% dividends received deduction for corporations provided, however, that those shares have been held for at least 45 days.

A Portfolio will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains, and the portion of its dividends which may qualify for the 70% deduction.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time, and retroactively.

Dividends and distributions also may be subject to state and local taxes. Certain individuals, trusts and estates may be subject to a Medicare tax of 3.8% (in addition to the regular income tax). The Medicare tax is imposed on the lesser of: (i) the taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this Medicare tax. In addition, any capital gain realized by a shareholder upon the sale or redemption of Portfolio shares is includable in such shareholder’s investment income for purposes of this Medicare tax.

Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes.

Section 9 | Calculation of Performance Data

Performance

Performance information for the shares of the Portfolios will vary due to the effect of expense ratios on the performance calculations. Total returns and yields quoted for the Portfolios include the Portfolios’ expenses, but do not include charges and expenses attributable to any particular insurance product or qualified plan.

Because shares of the Portfolios may be purchased only through the insurance companies or qualified plans, you should carefully review the Prospectus of your insurance contract or plan document for information on relevant charges and expenses. Excluding these charges from quotations of the Portfolios’ performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing the Portfolios’ performance to that of other mutual funds.

Current yield and total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Yield is the ratio of income per share derived from the Portfolios’ investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. Occasionally, the Portfolios may include their distribution rates in advertisements. The distribution rate is the amount of distributions per share made by the Portfolios over a 12-month period divided by the current maximum offering price.

U.S. Securities and Exchange Commission rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Portfolio be accompanied by certain standardized performance information computed as required by the Commission. Current yield and total return quotations used by the Portfolios are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used by the Portfolios to compute or express performance follows.

AVERAGE ANNUAL TOTAL RETURN QUOTATION

As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five and ten-year period and assumes the deduction of all applicable charges and fees. According to the Commission formula:

P(1+T)n = ERV

W H E R E :	P	=	a hypothetical initial payment of $1,000.

	T	=	average annual total return.

	n	=	number of years.

	ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods, determined at the end of the one, five or ten-year periods (or fractional portion thereof).

The advertised after-tax returns for a class of a fund are calculated by equaling an initial amount invested in a class of a fund to the ending value, according to the following formulas:

After Taxes on Distributions

P(1+T)n = ATVD

After Taxes on Distributions and Redemptions

P(1+T)n - ATVDR

W H E R E :	P	=	a hypothetical initial payment of $1,000.

	T	=	average annual return (after taxes on distributions or after taxes on distributions and redemptions as applicable.

	n	=	number of years.

	ATVD	=	ending value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods at the end of the one, five or ten-year periods (or fractional portion), after taxes on redemption.

	ATVDR	=	ending value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods at the end of the one, five or ten-year periods (or financial portion) after taxes on fund distributions and redemption.

Based on these formulas, annualized total returns were as follows for the periods and Portfolios indicated:

	Average Annual Returns (as of 12/31/2017)
	1-Year	5-Year	10-Year	Inception Date
Strategic Growth Portfolio	May 01, 2002
Pre-Tax	12.12%	6.45%	2.85%
Pre-Liquidation After-Tax	11.94%	5.34%	1.31%
Post-Liquidation After-Tax	6.86%	4.77%	1.49%
Conservative Growth Portfolio	May 01, 2002
Pre-Tax	9.32%	4.89%	3.24%
Pre-Liquidation After-Tax	9.05%	3.39%	1.45%
Post-Liquidation After-Tax	5.27%	3.45%	1.74%

YIELD QUOTATION

A “yield” is determined in accordance with the method defined by the U.S. Securities and Exchange Commission. A yield quotation is based on a 30 day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

Yield = 2[(a-b/cd+1)6 – 1]

W H E R E :	a =	dividends and interest earned during the period.

	b =	expenses accrued for the period (net of reimbursements).

	c =	the average daily number of shares outstanding during the period that were entitled to receive dividends

	d =	the maximum offering price per share on the last day of the period.

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that a fund owns the security. Generally, interest earned (for the purpose of “a” above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivable-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

Section 10 | Financial Statements

Each Portfolio’s financial statements and independent registered public accounting firm’s report, including the notes thereto, for the fiscal year ended December 31, 2017, are hereby incorporated by reference from the Portfolios’ 2017 Annual Report to Shareholders.

Appendix A | Proxy Voting Policy

Preface

Timothy Partners, Ltd. (“Advisor”) is registered with the U.S. Securities and Exchange Commission as an investment Advisor under the Investment Advisors Act of 1940, as amended (“Advisors Act”). Pursuant to an advisory agreement between Advisor and the Timothy Plan (the “Trust”), Advisor manages the assets of the Timothy Plan Funds (the “Funds”). As the investment Advisor to the Portfolios, Advisor is responsible for voting all proxies related to securities held in the Portfolios’ investment portfolios. Because the Portfolios’ Sub-Advisors, under the close scrutiny of the Advisor, perform economic and management analyses of the companies in which the Portfolios are invested, Advisor looks to the Portfolios’ Sub-Advisors to vote proxies, and each Sub-Advisors’ proxy policies and procedures are incorporated herein by specific reference.

Advisor, consistent with its fiduciary duties and pursuant to Rule 206(4)-6 under the Advisors Act, has designed this proxy voting policy (the “Policy”) to reflect its commitment to vote all proxies, when called upon to vote by a Sub-Advisor who perceives a potential conflict or for any other reason, in a manner consistent with the best interests of the Portfolios’ shareholders. Sub-Advisors and Advisor, consistent with their duty of care, will monitor corporate actions for those issuers whose securities’ holders are called upon to vote. Consistent with its duty of loyalty, Advisor will, in all cases, vote, or cause Sub-Advisors to vote, to promote the Portfolios’ shareholders’ best interests. In determining how to vote proxies, Advisor and Sub-Advisors shall initially review each Proxy subject to perform an analysis of the impact each issue may have pursuant to the moral considerations set forth in the Prospectus, and shall vote in a manner not inconsistent with those moral considerations. Further, Advisor and Sub-Advisors will not subordinate the economic interest of the Portfolios’ shareholders to their own interests or to that of any other entity or interested party.

Key Proxy Voting Issues

All votes shall initially be reviewed subject to an analysis of the impact each issue may have pursuant to the moral considerations set forth in the Prospectus. Subsequent to the moral analysis, all votes shall be on a company-by-company basis, and each issue shall be considered in the context of the company under review, and the various economic impacts such issues may have on the Portfolios’ stated investment objectives. Advisor will give great weight to the views of management if and only if the issues involved will not have a negative impact on the Portfolios’ shareholder values. In all other cases, Advisor will engage in an independent analysis of the impact that the proposed action will have on shareholder values.

1.	Board of Trustees

Electing trustees is one of the most important rights of stock ownership that company shareholders can exercise. Advisor believes that company trustees should act in the long-term best interests of the company’s shareholders and the company as a whole. Generally, subsequent to the moral considerations addressed above, when called upon by a Sub-Advisor to vote, Advisor will vote in favor of trustee nominees that have expressed and/or demonstrated a commitment to the interest of the company’s shareholders. Advisor will consider the following factors in deciding how to vote proxies relating to trustee elections:

i.	In re-electing incumbent trustees, the long-term performance of the company relative to its peers – Advisor will not vote to re-elect a board if the company has had consistent poor performance relative to its peers in the industry, unless the board has taken or is attempting to take steps to improve the company’s performance.

ii.	Whether the slate of trustee nominees promotes a majority of independent trustees on the full board – Advisor believes that it is in the best interest of all company shareholders to have, as a majority, trustees that are independent of management.

iii.	A trustee nominee’s attendance at less than 75% of required meetings – Frequent non-attendance at board meetings will be grounds for voting against re-election.

iv.	Existence of any prior SEC violations and/or other criminal offenses – Advisor will not vote in favor of a trustee nominee who, to Advisor’s actual knowledge, is the subject of SEC or other criminal enforcement actions.

Advisor believes that it is in the shareholders’ best interests to have bright and experienced trustees serving on a company’s board. To this end, Advisor believes that companies should be allowed to establish trustee compensation packages that attract and retain desirable trustees. Advisor will consider whether proposals relating to trustee compensation are reasonable in relation to the company’s performance and resources. Advisor will vote in favor of proposals that seek to impose reasonable limits on trustee compensation.

In all other issues that may arise relating to the Board of Trustees, Advisor will vote against all proposals that benefit trustees at the expense of shareholders, and in favor of all proposals that do not unreasonably abrogate the rights of shareholders. As previously stated, each issue will be analyzed on an issue-by-issue basis.

2.	Corporate Governance

Corporate governance issues may include, but are not limited to, the following: (i) corporate defenses, (ii) corporate restructuring proposals, (iii) proposals affecting the capital structure of a company, (iv) proposals regarding executive compensation, or (v) proposals regarding the independent auditors of the company. When called upon by a Sub-Advisor to vote, advisor will consider the following:

i.	Corporate Defenses | Although Advisor will review each proposal on a case-by-case basis, Advisor will generally vote against management proposals that (a) seek to insulate management from all threats of change in control, (b) provide the board with veto power against all takeover bids, (c) allow management or the board of the company to buy shares from particular shareholders at a premium at the expense of the majority of shareholders, or (d) allow management to increase or decrease the size of the board at its own discretion. Advisor will only vote in favor of those proposals that do not unreasonably discriminate against a majority of shareholders, or greatly alter the balance of power between shareholders, on one side, and management and the board, on the other.

ii.	Corporate Restructuring | These may include mergers and acquisitions, spin-offs, asset sales, leveraged buy-outs and/or liquidations. In determining the vote on these types of proposals, Advisor will consider the following factors: (a) whether the proposed action represents the best means of enhancing shareholder values, (b) whether the company’s long-term prospects will be positively affected by the proposal, (c) how the proposed action will impact corporate governance and/or shareholder rights, (d) how the proposed deal was negotiated, (e) whether all shareholders receive equal/fair treatment under the terms of the proposed action, and/or (f) whether shareholders could realize greater value through alternative means.

iii.

Capital Structure | Proposals affecting the capital structure of a company may have significant impact on shareholder value, particularly when they involve the issuance of additional stock. As such, Advisor will vote in favor of proposals to increase the authorized or outstanding stock of the company only when management provides persuasive business justification for the increase, such as to fund acquisitions, recapitalization or debt restructuring. Advisor will vote against proposals that unreasonably dilute shareholder value or create classes of stock with unequal voting rights if, over time, such action may lead to a concentration of voting power in the hands of a few insiders.

iv.	Executive Compensation | Advisor believes executives should be compensated at a reasonable rate and that companies should be free to offer attractive compensation packages that encourage high performance in executives because, over time, it will increase shareholder values. Advisor also believes however, that executive compensation should, to some extent, be tied to the performance of the company. Therefore, Advisor will vote in favor of proposals that provide challenging performance objectives to company executives, and which serve to motivate executives to better performance. Advisor will vote against all proposals that offer unreasonable benefits to executives whose past performance has been less than satisfactory.

Advisor will vote against shareholder proposals that summarily restrict executive compensation without regard to the company’s performance, and in favor of shareholder proposals that seek additional disclosures on executive compensation.

v.	Independent Registered Public Accountants | The engagement, retention and termination of a Company’s independent auditors must be approved by the Company’s audit committee, which typically includes only those independent trustees who are not affiliated with or compensated by the Company, except for trustees’ fees. In reliance on the audit committee’s recommendation, Advisor generally will vote to ratify the employment or retention of a Company’s independent auditors unless Advisor is aware that the auditor is not independent or that the auditor has, in the past, rendered an opinion that was neither accurate nor indicative of the Company’s financial position.

3.	Shareholder Rights

State law provides shareholders of a company with various rights, including, but not limited to, cumulative voting, appraisal rights, the ability to call special meetings, the ability to vote by written consent and the ability to amend the charter or bylaws of the company. When called upon by a Sub-Advisor to vote, Advisor will carefully analyze all proposals relating to shareholder rights and will vote against proposals that seek to eliminate existing shareholder rights or restrict the ability of shareholders to act in a reasonable manner to protect their interest in the company. In all cases, Advisor will vote in favor of proposals that best represent the long-term financial interest of Fund shareholders.

4.	Social and Environmental Issues

When called upon by a Sub-Advisor to vote, in determining how to vote proxies in this category, Advisor will consider the following factors:

•	Whether the proposal creates a stated position that could affect the company’s reputation and/or operations, or leave it vulnerable to boycotts and other negative consumer responses;

•	The percentage of assets of the company that will be devoted to implementing the proposal;

•	Whether the issue is more properly dealt with through other means, such as through governmental action;

•	Whether the company has already dealt with the issue in some other appropriate way; and

•	What other companies have done in response to the issue.

While Advisor generally supports shareholder proposals that seek to create good corporate citizenship, Advisor will vote against proposals that would tie up a large percentage of the assets of the company. Advisor believes that such proposals are inconsistent with its duty to seek long-term value for Fund shareholders. Advisor will also evaluate all proposals seeking to bring to an end certain corporate actions to determine whether the proposals adversely affect the ability of the company to remain profitable. Advisor will vote in favor of proposals that enhance or do not negatively impact long-term shareholder values.

Proxy Voting Procedures

1.	The Proxy Voting Officer

Advisor hereby appoints Mr. Terry Covert as the person responsible for voting all proxies relating to securities held in the Portfolios’ accounts (the “Proxy Voting Officer”) when called upon by a Sub-Advisor to vote. The Proxy Voting Officer shall take all reasonable efforts to monitor corporate actions, obtain all information sufficient to allow an informed vote on the matter, and ensure that all proxy votes are cast in a timely fashion and in a manner consistent with this Policy.

If, in the Proxy Voting Officer’s reasonable belief, it is in the best interest of the Portfolio shareholders to cast a particular vote in a manner that is contrary to this policy, the Advisor shall submit a request for a waiver to the Board of Trustees of the Trust (the “Board”), stating the facts and reasons for the Proxy Voting Officer’s belief. The Proxy Voting Officer shall proceed to vote the proxy in accordance with the decision of the Board.

In addition, if, in the Proxy Voting Officer’s reasonable belief, it is in the best interest of the Portfolio shareholders to abstain from voting on a particular proxy solicitation, the Proxy Voting Officer shall make a record summarizing the reasons for the Proxy Voting Officer’s belief and shall present this summary to the Board along with other reports required in Section 3 below.

2.	Conflict of Interest Transactions

The Proxy Voting Officer shall submit to the Trust’s Board of Trustees all proxy solicitations that, in the Proxy Voting Officer’s reasonable belief, present a conflict between the interests of the Portfolio shareholders on one hand, and those of an Advisor or any of its affiliated persons/entities (each, an “Advisory Entity”). Conflict of interest transactions include, but are not limited to, situations where:

1.	an Advisory Entity has a business or personal relationship with the participant of a proxy contest such as members of the issuer’s management or the soliciting shareholder(s);

2.	an Advisory Entity provides advisory, brokerage, underwriting, insurance or banking or other services to the issuer whose management is soliciting proxies;

3.	an Advisory Entity has a personal or business relationship with a candidate for trusteeship; or

4.	an Advisory Entity manages a pension plan or administers an employee benefit plan, or intends to pursue an opportunity to do so.

In all such cases, the materials submitted to the Board shall include the name of the affiliated party whose interests in the transaction are believed to be contrary to the interests of the Portfolios, a brief description of the conflict, and any other information in the Proxy Voting Officer’s possession that would enable the Board to make an informed decision on the matter. The Proxy Voting Officer shall vote the proxy in accordance with the direction of the Board.

3.	Report to the Board of Trustees

The Proxy Voting Officer shall, from reports received from Sub-Advisors and votes cast when called upon by a Sub-Advisor to vote, compile and present to the Board of Trustees an annual report of all proxy solicitations received by the Portfolios, including for each proxy solicitation, (i) the name of the issuer; (ii) the exchange ticker symbol for the security; (iii) the CUSIP number; (iv) the shareholder meeting date; (iv) a brief identification of the matter voted on; (v) whether the matter was proposed by the management or by a security holder; (vi) whether the Proxy Voting Officer cast its vote on the matter and if not, an explanation of why no vote was cast; (vii) how the vote was cast (i.e., for or against the proposal); (viii) whether the vote was cast for or against management; and (ix) whether the vote was consistent with this Policy, and if inconsistent, an explanation of why the vote was cast in such manner. The report shall also include a summary of all transactions which, in the Proxy Voting Officer’s reasonable opinion, presented a potential conflict of interest, and a brief explanation of how each conflict was resolved.

4.	Responding to Fund Shareholders’ Request for Proxy Voting Disclosure

Consistent with this Policy, Sub-Advisors shall submit to Timothy Partners, Ltd. a complete proxy voting record to be filed with the U.S. Securities and Exchange Commission on an annual basis for each period ending June 30th on SEC Form N-PX. In addition, the Proxy Voting Officer shall make the Portfolio’s proxy voting record available to any Portfolio shareholder who may wish to review such record through The Timothy Plan website. The Timothy Plan website shall notify shareholders of the Portfolio that the Portfolio’s proxy voting record and a copy of this Policy is available, without charge, to the shareholders by calling the Trust’s toll-free number as listed in its current prospectus. Timothy Partners shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

Record Keeping

In connection with this Policy, the Proxy Voting Officer, when called upon by a Sub-Advisor to vote, shall maintain a record of the following:

1.	copies of all proxy solicitations received by the Portfolio, including a brief summary of the name of the issuer of the portfolio security, the exchange ticker symbol for the security, the CUSIP number, and the shareholder meeting date;

2.	a reconciliation of the proxy solicitations received and number of shares held by the Portfolio in the company;

3.	the analysis undertaken to ensure that the vote cast is consistent with this Policy;

4.	copies, if any, of all waiver requests submitted to the Board and the Board’s final determination relating thereto;

5.	copies, if any, of all documents submitted to the Board relating to conflict of interest transactions and the Board’s final determination relating thereto;

6.	copies of any other documents created or used by the Proxy Voting Officer in determining how to vote the proxy;

7.	copies of all votes cast;

8.	copies of all quarterly summaries presented to the Board; and

9.	copies of all shareholder requests for the Portfolio’s proxy voting record and responses thereto.

All records required to be maintained under this Policy shall be maintained in the manner and for such period as is consistent with other records required to be maintained by Advisor pursuant to Rule 204-2 of the Advisors Act. Copies shall be provided to Timothy Partners, Ltd. promptly upon request.

Summary

Timothy Partners, Ltd. (the “Advisor”) is registered with the U.S. Securities and Exchange Commission as an Investment Advisor under the Investment Advisors Act of 1940, as amended (the “Advisors Act”). Pursuant to an advisory agreement between Advisor and The Timothy Plan (the “Trust”), the Advisor manages the assets of The Timothy Plan Family of Funds (the “Funds”). As the Investment Advisor to the Portfolios, Advisor is responsible for voting all proxies related to securities held in their investment portfolios. With the approval of the Board of Trustees of the Trust (the “Board”), the Advisor has delegated day-to-day money management responsibilities for certain of the Portfolios to Sub-Advisors. Because a Fund’s Sub-Advisor, under the close scrutiny of the Advisor, monitors and reviews the companies in which the Portfolio invests, the Advisor has delegated its authority to vote proxies to the Portfolio’s Sub-Advisor. Each Sub-Advisor’s proxy voting policies and procedures have been reviewed by the Advisor and the Board.

Advisor, consistent with its fiduciary duties and pursuant to Rule 206(4)-6 under the Advisors Act, will vote, or cause the Portfolios’ Sub-Advisors to vote, proxies in a manner that promotes the shareholders’ best interests. In determining how to vote proxies, Advisor and the Sub-Advisors shall review each proxy proposal, analyze the impact each proposal may have on the moral considerations set forth in the Portfolios’ Prospectus, and shall vote in a manner not inconsistent with those moral considerations. Advisor and the Sub-Advisors will not subordinate the economic interests of the Portfolios’ shareholders to their own interests or to that of any other entity or interested party. In the event that a conflict of interest arises between Advisor or a Sub-Advisor and a Portfolio, a complete description of the conflict will be presented to the Board, and the proxy will be voted as directed by the Board.

A copy of Advisor’s Proxy Voting Policies and Procedures may be obtained by calling The Timothy Plan at 1-800-846-7526 or may be viewed on line at www.timothyplan.com. A copy also may be obtained from Fund documents filed with the SEC at its website www.sec.gov. A record of the actual proxy votes cast by each Portfolio also is available upon request made to The Timothy Plan either by phone or by contacting Timothy Plan on its website.

PART C. OTHER INFORMATION

Item 28.	Exhibits.

(a)	Articles of Incorporation - Agreement and Declaration of Trust, filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, is hereby incorporated by reference.

(b)	By-Laws - filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, is hereby incorporated by reference.

(c)	Instruments Defining Rights of Security Holders – See Declaration of Trust, filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, and incorporated herein by reference.

(d)	Investment Advisory Contracts.

(1)

                                                                                              Registrant’s Form of Consolidated and Restated Investment Advisory Agreement dated October 1, 2013 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 64 on April 30, 2014, is hereby incorporated by reference.

(2)

                                                                                              Registrant’s Form of Sub-Investment Advisory Agreement dated March 1, 2005 with Timothy Partners, Ltd. and Westwood Management Group, on behalf of the Timothy Plan Large/Mid-Cap Value Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 25, is hereby incorporated by reference.

(3)

                                                                                              Registrant’s Form of Sub-Investment Advisory Agreement dated January 1, 2006 with Timothy Partners, Ltd. and Westwood Management Group, on behalf of the Timothy Plan Small-Cap Value Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 25, is hereby incorporated by reference.

(4)

                                                                                              Registrant’s Form of Sub-Investment Advisory Agreement dated July 1, 2004 with Timothy Partners, Ltd. and Barrow, Hanley, Mewhinney & Strauss, on behalf of the Timothy Plan Fixed Income and Money Market Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 19, is hereby incorporated by reference.

(5)

                                                                                              Registrant’s Form of Sub-Investment Advisory Agreement dated May 1, 2007 with Timothy Partners, Ltd. and Barrow, Hanley & Mewhinney, on behalf of the Timothy Plan High Yield Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 28, is hereby incorporated by reference.

(6)

                                                                                              Registrant’s Form of Sub-Investment Advisory Agreement dated May 1, 2007 with Timothy Partners, Ltd. and Eagle Global Advisors, on behalf of the Timothy Plan International Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 28, is hereby incorporated by reference.

(7)

                                                                                              Registrant’s Form of Sub-Investment Advisory Agreement dated January 1, 2008 with Timothy Partners, Ltd. and Chartwell Investment Partners, on behalf of the Timothy Plan Aggressive Growth Fund, which was filed as an Exhibit to Registrant’s Definitive Proxy on Form N-14 on November 6, 2007, is hereby incorporated by reference.

(8)

                                                                                              Registrant’s Form of Sub-Investment Advisory Agreement dated January 1, 2008 with Timothy Partners, Ltd. and Chartwell Investment Partners, on behalf of the Timothy Plan Large/Mid Cap Growth Fund, which was filed as an Exhibit to Registrant’s Definitive Proxy on Form N-14 on November 6, 2007, is hereby incorporated by reference.

(9)

                                                                                              Registrant’s Form of Sub-Investment Advisory Agreement dated January 1, 2008 with Timothy Partners, Ltd. and Delaware Management Business Trust, on behalf of the Timothy Plan Defensive Strategies Fund, which was filed as an Exhibit to Registrant’s Definitive Proxy on Form N-14 on June 22, 2010, is hereby incorporated by reference.

(10)

                                                                                              Registrant’s Form of Investment Sub-Advisory Agreement dated October 11, 2011, with Eagle Global Advisors, on behalf of the Timothy Plan Israel Common Values Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 42 on October 11, 2011, is hereby incorporated by reference.

(11)

                                                                                              Registrant’s Form of Sub-Advisory Agreement, dated November 30, 2012, with Brandes Investment Partners, LP, on behalf of the Timothy Plan Emerging Markets Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 49 on November 30, 2012, is hereby incorporated by reference.

(12)

                                                                                              Registrant’s Form of Sub-Advisory Agreement, dated October 1, 2013, with James Investment Research, Inc., on behalf of the Timothy Plan Growth and Income Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 59 on October 1, 2013, is hereby incorporated by reference.

(13)

                                                                                              Registrant’s Form of Sub-Investment Advisory Agreement, dated December 6, 2013, with Timothy Partners, Ltd. and CoreCommodity, LLC, on behalf of the Timothy Plan Defensive Strategies Fund, which was filed as an Exhibit to Registrant’s Definitive Proxy on Form N-14 on November 5, 2013, is hereby incorporated by reference.

e.	Underwriting Contracts

(1)	Form of Registrant’s Underwriting Agreement dated July 1, 1997 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective No. 6, is hereby incorporated by reference.

(2)

                                                                                              Form of Registrant’s Amendment to Underwriting Agreement dated October 11, 2011 with Timothy Partners Ltd. on behalf of the Timothy Plan Israel Common Values Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 42 on October 11, 2011, is hereby incorporated by reference.

(3)

Form of Registrant’s Amendment to Underwriting Agreement dated October 31, 2012 with Timothy Partners Ltd. on behalf of the Timothy Plan Emerging Markets Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 49 on November 30, 2012, is hereby incorporated by reference.

(4)

Form of Registrant’s Amendment to Underwriting Agreement dated October 1, 2013 with Timothy Partners Ltd. on behalf of the Timothy Plan Growth and Income Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 59 on October 1, 2013, is hereby incorporated by reference.

f.	Bonus or Profit Sharing Contracts - Not Applicable

g.	Custodian Agreements

(1)	Form of Custodian Agreement - which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 15, is hereby incorporated by reference.

h.	Other Material Contracts

(1)

                                                                                              Form of Registrant’s Amendment dated May 1, 1996 to Registrant’s Administrative Agreement dated January 19, 1994 with Covenant Financial Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, is hereby incorporated by reference.

(2)

                                                                                              Form of Registrant’s Administrative Agreement dated January 19, 1994 with Covenant Financial Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, is hereby incorporated by reference.

(3)

                                                                                              Form of Registrant’s Form of Participation Agreement dated May 1, 1998 on behalf of The Timothy Plan Variable Series with Annuity Investors Life Insurance Company and Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(4)	Powers of Attorney, which were filed as an Exhibit to Registrant’s Post-Effective Amendment No. 20, are hereby incorporated by reference.

(5)

                                                                                              Form of Registrant’s Mutual Fund Services Agreement with Gemini Fund Services, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 66 on January 28, 2015, is hereby incorporated by reference.

i.

Opinion and Consent of Counsel – Opinion and Consent of David Jones, Esq., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 59 on October 1, 2013, is hereby incorporated by reference.

j.	Other Opinions- Consent of Independent Registered Public Accounting Firm, Cohen Fund Audit Services, Ltd., is filed herein as Exhibit 99j.

k.	Omitted Financial Statements - None

l.	Initial Capital Agreements -

(1)	Investment letters between the Registrant and its initial shareholders, which were filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, are hereby incorporated by reference.

m.	Rule 12b-1 Plans

(1)	Registrant’s Plan of Distribution for Class A Shares, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

                                                                                                                       (2) Registrant’s Plan of Distribution for Class C shares, which was filed as an Exhibit to Registrant’s Post-effective Amendment No. 18, is hereby incorporated herein by reference.

                                                                                                                       (3) Registrant’s Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan High Yield Fund and Timothy Plan International Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 28, is hereby incorporated by reference.

                                                                                                                       (4) Registrant’s Amendment to Plan of Distribution for Class C Shares, adding the Timothy Plan High Yield Fund and Timothy Plan International Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 28, is hereby incorporated by reference.

                                                                                                                       (5) Registrant’s Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan Defensive Strategies Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 32, is hereby incorporated by reference.

                                                                                                                       (6) Registrant’s Amendment to Plan of Distribution for Class C Shares, adding the Timothy Plan Defensive Strategies Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 32, is hereby incorporated by reference.

                                                                                                                       (7) Registrant’s amended Plan of Distribution for Class C shares, adding the Timothy Plan Israel Common Values Fund, which was filed as an

Exhibit to Registrant’s Post-Effective Amendment No. 42 on October 11, 2011, is hereby incorporated by reference.

                                                                                                                       (8) Registrant’s Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan Israel Common Values Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 42 on October 11, 2011, is hereby incorporated by reference.

                                                                                                                       (9) Registrant’s amended Plan of Distribution for Class C shares, adding the Timothy Plan Emerging Markets Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 49 on November 30, 2012, is hereby incorporated by reference.

                                                                                                                       (10) Registrant’s Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan Emerging Markets Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 49 on November 30, 2012, is hereby incorporated by reference.

                                                                                                                       (11) Registrant’s amended Plan of Distribution for Class C shares, adding the Timothy Plan Growth and Income Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 59 on October 1, 2013, is hereby incorporated by reference.

                                                                                                                       (12) Registrant’s amended Plan of Distribution for Class A shares, adding the Timothy Plan Growth and Income Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 59 on October 1, 2013, is hereby incorporated by reference.

n.	Rule 18f-3 Plan –

(1)	Registrant’s Multiple Class Plan, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 6, is hereby incorporated by reference.

o.	Reserved

p.	Code of Ethics –

(1)

                                                                                          Form of Code of Ethics for the Timothy Plan and Timothy Partners Ltd., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 11 on August 17, 2001, is hereby incorporated by reference.

(2)

                                                                                          Form of Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, LLC, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 44 on January 31, 2012, is hereby incorporated by reference.

(3)	Form of Code of Ethics of Chartwell Investment Partners, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 44 on January 31, 2012, is hereby incorporated by reference.

(4)	Form of Code of Ethics of Delaware Management Company, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 44 on January 31, 2012, is hereby incorporated by reference.

(5)	Form of Code of Ethics of Eagle Global Advisors, LLC, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 44 on January 31, 2012, is hereby incorporated by reference.

(6)	Form of Code of Ethics of CoreCommodity, LLC, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 44 on January 31, 2012, is hereby incorporated by reference.

(7)	Form of Code of Ethics of Westwood Management Corp., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 44 on January 31, 2012, is hereby incorporated by reference.

(8)	Form of Code of Ethics of Brandes Investment Partners, LP, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 59 on October 1, 2013, is hereby incorporated by reference.

(9)	Form of Code of Ethics of James Investment Research, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 59 on October 1, 2013, is hereby incorporated by reference.

Item 29.	Persons Controlled by or Under Common Control with Registrant.

See “General Information—Holders of more than 5% of Each Fund’s Shares” in the Statement of Additional Information dated January 30, 2017.

Item 30.	Indemnification.

Under the terms of the Delaware Business Trust Act and the Registrant’s Agreement and Declaration of Trust and By-Laws, no officer or Trustee of the Trust shall have any liability to the Trust or its shareholders for damages, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust or the By-Laws.

The Delaware Business Trust Act, section 3817, permits a business trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 protects a trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

The Agreement and Declaration of Trust provides that the Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, manager or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every officer and Trustee of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s performance of his or her duties as a officer or Trustee of the Trust; provided that nothing contained in the Agreement and Declaration of Trust shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The By-Laws provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust), by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that such person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Trust, that his conduct was in the Trust’s best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust’s best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

The termination of any proceeding by judgment, order or settlement shall not of itself create a presumption that the person did not meet the requisite standard of conduct set forth above. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or any entry of an order of probation prior to judgment, shall create a rebuttable presumption that the person did not meet the requisite standard of conduct set forth above.

The By-Laws further provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

The By-Laws provide no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of an officer’s or Trustee’s office with the Trust. Further no indemnification shall be made:

(a)    In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity; or

(b)    In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable in the performance of that person’s duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Trust or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

(c)    Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required approval as set forth below is obtained.

The By-Laws provide to the extent that an officer or Trustee has been successful, on the merits or otherwise, in the defense of any proceeding as set forth above before a court or other body before whom a proceeding was brought, the officer or Trustee shall be indemnified against expenses actually and reasonably incurred by the officer or Trustee in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the officer or Trustee was not liable by reason of the disabling conduct also as set forth above.

Except as provided for in the preceding paragraph, the By-Laws provide that any indemnification provided therein shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the officer or Trustee is proper in the circumstances because the officer or Trustee has met the applicable standard of conduct as set forth above and is not prohibited from indemnification because of the disabling conduct also as set forth above, by:

(a)    A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940);

(b)    A written opinion by an independent legal counsel; or

(c)    The shareholders; however, shares held by an officer or Trustee who is a party to the proceeding may not be voted on the subject matter.

The By-Laws permit expenses incurred in defending any proceeding as set forth above to be advanced by the Trust before the final disposition of the proceeding if (a) receipt of a written affirmation by the officer or Trustee of his good faith belief that he has met the standard of conduct necessary for indemnification as set forth therein and a written undertaking by or on behalf of the officer or Trustee, such undertaking being an unlimited general obligation to repay the amount of the advance if it is ultimately determined that he has not me those requirements, and (b) a determination would not preclude indemnification as set forth therein. Determinations and authorizations of payments must be made in the manner specified above for determining that the indemnification is permissible.

No indemnification or advance is permitted under the By-Laws, with limited exceptions as set forth therein, in any circumstances where it appears:

(a)    That it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

(b)    That it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

The Trustees and officers of the Trust are entitled and empowered under the Agreement and Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Trust, whether or not a Fund would have the power to indemnify him against such liability under the Agreement and Declaration of Trust or By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, the officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable.

Item 31.	Business and Other Connections of the Investment Manager

Timothy Partners, Ltd. (“TPL”) serves as investment adviser of the Trust. Form ADV Part I of TPL as filed with the Securities and Exchange Commission via the FINRA’s IARD system is hereby incorporated by reference.

Covenant Financial Management, Inc. is a marketing/consulting firm owned by Arthur D. Ally that renders consulting advice to TPL with regard to marketing plans to be employed to target potential investor groups that might be interested in investing in the Trust because of its investment objectives and criteria.

Item 32.	Principal Underwriter.

(a)        Timothy Partners, Ltd. (“TPL”) is the principal underwriter for the Trust and currently acts as underwriter only for the Trust.

(b)        The table below sets forth certain information as to the Underwriter’s directors, officers and control persons:

Name and Principal Business Address	Positions and Offices with the Underwriter	Positions and Offices with the Trust

Arthur D. Ally 1055 Mailtand Center Commons Maitland, FL 32751	President of TPL	Chairman, President and Treasurer

(c)        None

Item 33.	Location of Accounts and Records.

Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, is maintained by the Trust at 1055 Maitland Center Commons, Maitland, Florida 32751, except for those maintained by the Trust’s custodian, US Bank, N.A., 425 Vine Street, Cincinnati, Ohio, 45202, and the Registrant’s administrator, transfer, redemption and dividend disbursing agent and accounting services agent, Gemini Fund Services, Inc., 4020 South 147th Street, Omaha, Nebraska 68137.

Item 34.	Management Services.

All substantive provisions of any management-related service contract are discussed in Parts A and B of this Registration Statement.

Item 35.	Undertakings.

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the 1940 Act, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Agreement and Declaration of Trust and By-Laws in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to directors, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, The Timothy Plan (the “Trust”) hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Maitland and the State of Florida on April 17, 2018.

THE TIMOTHY PLAN

By: /s/ Arthur D. Ally
ARTHUR D. ALLY
Chairman, President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 83 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Arthur D. Ally ARTHUR D. ALLY	Chairman, President & Treasurer- Trustee	April 17, 2018

/s/ Joseph E. Boatwright* JOSEPH E. BOATWRIGHT	Trustee, Secretary	April 17, 2018

/s/ Matthew D. Staver* MATTHEW D. STAVER	Trustee	April 17, 2018

/s/ Deborah Honneycutt* DEBORAH HONEYCUTT	Trustee	April 17, 2018

/s/ Charles E. Nelson* CHARLES E. NELSON	Trustee	April 17, 2018

/s/ Scott Preissler, Ph.D.* SCOTT PREISSLER, Ph.D.	Trustee	April 17, 2018

/s/ Alan M. Ross* ALAN M. ROSS	Trustee	April 17, 2018

/s/ Richard W. Copeland* RICHARD W. COPELAND	Trustee	April 17, 2018

/s/ Kenneth Blackwell* KENNETH BLACKWELL	Trustee	April 17, 2018

/s/ William W. Johnson* WILLIAM W. JOHNSON	Trustee	April 17, 2018

/s/ John C. Mulder* JOHN C. MULDER	Trustee	April 17, 2018

/s/ Patrice Tsague* PATRICE TSAGUE	Trustee	April 17, 2018

*	By Arthur D. Ally, Attorney-In-Fact under Powers of Attorney

EXHIBIT INDEX

Exhibit 99j            Form of Consent Of Cohen Fund Audit Services, Ltd